UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22001

db-X Exchange-Traded Funds Inc.
(Exact name of registrant as specified in charter)

60 Wall Street
New York, New York 10005
(Address of principal executive offices) (Zip code)

Alex Depetris db-X Exchange-Traded Funds Inc.
60 Wall Street
New York, New York 10005
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (212) 250-4352

Date of fiscal year end:    May 31

Date of reporting period:  February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

db-X Exchange-Traded Funds Inc.

Schedule of Investments

Deutsche X-trackers 2010 Target Date ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value ($)
COMMON STOCKS - 26.7%
Basic Materials - 1.0%
Air Liquide SA (France)	31	4,097
Anglo American PLC (United Kingdom)	125	2,335
Axiall Corp.	100	4,631
BASF SE (Germany)	91	8,722
BHP Billiton Ltd. (Australia)	308	8,099
BHP Billiton PLC (United Kingdom)	204	5,091
Chemtura Corp.*	100	2,625
Dow Chemical (The) Co.	136	6,697
E.I. du Pont de Nemours & Co.	106	8,252
Freeport-McMoRan, Inc.	100	2,163
Glencore PLC (Switzerland)*	1,270	5,887
Linde AG (Germany)	18	3,662
Monsanto Co.	61	7,346
PolyOne Corp.	100	3,974
Rio Tinto PLC (United Kingdom)	113	5,569
Schnitzer Steel Industries, Inc., Class A	100	1,570
Sherwin-Williams (The) Co.	76	21,675
Syngenta AG (Switzerland)	11	3,874

		106,269

Communications - 2.5%
8x8, Inc.*	300	2,223
Amazon.com, Inc.*	51	19,388
Angie’s List, Inc.*	200	1,348
ARRIS Group, Inc.*	100	2,938
AT&T, Inc.	637	22,015
Bankrate, Inc.*	100	1,276
BT Group PLC (United Kingdom)	709	4,988
Cisco Systems, Inc.	600	17,706
Comcast Corp., Class A	297	17,636
Consolidated Communications Holdings, Inc.	100	2,128
Deutsche Telekom AG (Germany)	290	5,410
DigitalGlobe, Inc.*	200	6,650
Finisar Corp.*	100	2,101
Google, Inc., Class A*	40	22,505
Google, Inc., Class C*	40	22,336
Harmonic, Inc.*	400	3,124
HealthStream, Inc.*	100	2,588
Houghton Mifflin Harcourt Co.*	100	1,978
Perficient, Inc.*	100	1,988
Sinclair Broadcast Group, Inc., Class A	100	2,746
SoftBank Corp. (Japan)	100	6,158
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	268	3,475

Thomson Reuters Corp. (Canada)	96	3,768
Time Warner, Inc.	100	8,186
Twenty-First Century Fox, Inc., Class A	300	10,500
Ubiquiti Networks, Inc.	100	3,164
Verizon Communications, Inc.	464	22,945
Vodafone Group PLC (United Kingdom)	2,389	8,277
Walt Disney (The) Co.	205	21,336
WPP PLC (United Kingdom)	128	3,033
Yelp, Inc.*	100	4,800
Zillow Group, Inc., Class A*	9	1,033

		259,747

Consumer, Cyclical - 2.8%
AMC Entertainment Holdings, Inc., Class A	100	3,438
American Airlines Group, Inc.	100	4,790
Bayerische Motoren Werke AG (Germany)	35	4,426
Beacon Roofing Supply, Inc.*	100	3,002
Brunswick Corp.	100	5,424
Carnival Corp.	100	4,399
Cie Financiere Richemont SA (Switzerland)	50	4,406
Compass Group PLC (United Kingdom)	168	2,988
CVS Health Corp.	138	14,334
Daimler AG (Germany)	84	8,132
Federal-Mogul Holdings Corp.*	100	1,307
Ford Motor Co.	430	7,026
Group 1 Automotive, Inc.	100	8,134
Hennes & Mauritz AB, Class B (Sweden)	126	5,498
Hilton Worldwide Holdings, Inc.*	100	2,827
Home Depot (The), Inc.	172	19,737
Honda Motor Co. Ltd. (Japan)	131	4,325
Inditex SA (Spain)	130	4,086
JetBlue Airways Corp.*	200	3,438
Kate Spade & Co.*	100	3,445
Kohl’s Corp.	100	7,380
Las Vegas Sands Corp.	100	5,690
Lennar Corp., Class A	200	10,042
LVMH Moet Hennessy Louis Vuitton SE (France)	35	6,419
McDonald’s Corp.	100	9,890
Men’s Wearhouse (The), Inc.	100	5,019
Mitsubishi Corp. (Japan)	100	1,998
Mitsui & Co. Ltd. (Japan)	200	2,780
Mobile Mini, Inc.	100	4,149
NIKE, Inc., Class B	107	10,392
Office Depot, Inc.*	400	3,748
Panasonic Corp. (Japan)	200	2,499
Penske Automotive Group, Inc.	100	4,933
Rite Aid Corp.*	700	5,586
Skechers U.S.A., Inc., Class A*	100	6,814
Spirit Airlines, Inc.*	100	7,778
Standard Pacific Corp.*	200	1,748
Toyota Motor Corp. (Japan)	333	22,445
UniFirst Corp.	44	5,229
Walgreens Boots Alliance, Inc.	103	8,557
Wal-Mart Stores, Inc.	439	36,845

		285,103

Consumer, Non-cyclical - 5.9%
Accuray, Inc.*	300	2,694
Affymetrix, Inc.*	300	3,510
Align Technology, Inc.*	100	5,735
Alnylam Pharmaceuticals, Inc.*	100	10,153
Amgen, Inc.	86	13,564
Anheuser-Busch InBev NV (Belgium)	79	10,052
Anika Therapeutics, Inc.*	100	3,992
AstraZeneca PLC (United Kingdom)	112	7,728
Bayer AG (Germany)	83	12,265
British American Tobacco PLC (United Kingdom)	179	10,452
Capital Senior Living Corp.*	100	2,500
Cardinal Health, Inc.	271	23,845
Centene Corp.*	100	6,146
Coca-Cola (The) Co.	622	26,933
CoStar Group, Inc.*	30	5,975
CSL Ltd. (Australia)	45	3,243
Darling Ingredients, Inc.*	200	3,484
Diageo PLC (United Kingdom)	238	7,112
Ensign Group (The), Inc.	100	4,407
Foundation Medicine, Inc.*	100	4,776
FTI Consulting, Inc.*	100	3,687
Gilead Sciences, Inc.*	168	17,393
GlaxoSmithKline PLC (United Kingdom)	453	10,781
Haemonetics Corp.*	100	4,446
Hain Celestial Group (The), Inc.*	100	6,253
Humana, Inc.	121	19,890
Impax Laboratories, Inc.*	100	4,029
Imperial Tobacco Group PLC (United Kingdom)	90	4,437
Indivior PLC (United Kingdom)*	66	178
Isis Pharmaceuticals, Inc.*	100	6,856
Johnson & Johnson	369	37,826
Kindred Healthcare, Inc.	100	2,122
LDR Holding Corp.*	100	3,909
Live Nation Entertainment, Inc.*	183	4,683
Magellan Health, Inc.*	107	6,855
MannKind Corp.*	300	1,956
McGraw Hill Financial, Inc.	200	20,620
Medicines (The) Co.*	100	2,876
Merck & Co., Inc.	348	20,372
Molina Healthcare, Inc.*	67	4,267
Mondelez International, Inc., Class A	303	11,191
Nestle SA (Switzerland)	309	24,114
Novartis AG (Switzerland)*	232	23,715
Novo Nordisk A/S, Class B (Denmark)	180	8,630
OncoMed Pharmaceuticals, Inc.*	100	2,498
OPKO Health, Inc.*	300	4,368
Orexigen Therapeutics, Inc.*	400	2,256

Owens & Minor, Inc.	100	3,566
Pfizer, Inc.	828	28,417
Philip Morris International, Inc.	200	16,592
Pilgrim’s Pride Corp.	200	5,486
Procter & Gamble (The) Co.	313	26,646
Raptor Pharmaceutical Corp.*	300	2,781
Reckitt Benckiser Group PLC (United Kingdom)	66	5,971
Roche Holding AG (Switzerland)	63	17,102
SABMiller PLC (United Kingdom)	87	4,936
Sanofi (France)	109	10,697
Seaboard Corp.*	1	4,010
Shire PLC (Ireland)	50	4,072
Takeda Pharmaceutical Co. Ltd. (Japan)	100	5,118
Teva Pharmaceutical Industries Ltd. (Israel)	76	4,264
Tyson Foods, Inc., Class A	100	4,131
Unilever NV (Netherlands)	159	6,921
Unilever PLC (United Kingdom)	125	5,531
UnitedHealth Group, Inc.	130	14,772
Wesfarmers Ltd. (Australia)	101	3,461
Woolworths Ltd. (Australia)	117	2,808

		606,056

Diversified - 0.0%
Hutchison Whampoa Ltd. (Hong Kong)	198	2,711

Energy - 1.9%
Antero Resources Corp.*	200	7,890
BG Group PLC (United Kingdom)	336	4,969
BP PLC (United Kingdom)	2,034	14,070
Chesapeake Energy Corp.	600	10,008
Chevron Corp.	222	23,683
Eni S.p.A. (Italy)	231	4,312
EOG Resources, Inc.	100	8,972
Exxon Mobil Corp.	557	49,317
Forum Energy Technologies, Inc.*	100	1,953
Geospace Technologies Corp.*	100	1,863
ION Geophysical Corp.*	600	1,368
ONEOK, Inc.	200	8,852
Royal Dutch Shell PLC, Class A (United Kingdom)	368	12,033
Royal Dutch Shell PLC, Class B (United Kingdom)	230	7,831
Schlumberger Ltd. (Netherland Antilles)	149	12,540
Statoil ASA (Norway)	111	2,092
Targa Resources Corp.	31	3,087
Total SA (France)	220	11,875
Western Refining, Inc.	100	4,710

		191,425

Financial - 6.1%
AIA Group Ltd. (Hong Kong)	1,032	6,074
Allianz SE (Germany)	40	6,696
American Express Co.	128	10,444

American International Group, Inc.	272	15,050
American Realty Capital Properties, Inc. REIT	600	5,886
American Tower Corp. REIT	45	4,461
AmTrust Financial Services, Inc.	100	5,390
Anworth Mortgage Asset Corp. REIT	500	2,615
Australia & New Zealand Banking Group Ltd. (Australia)	249	6,876
AXA SA (France)	152	3,859
Banco Bilbao Vizcaya Argentaria SA (Spain)	514	5,165
Banco Santander SA (Spain)	1,200	8,773
Bank of America Corp.	1,331	21,043
Bank of the Ozarks, Inc.	100	3,660
Barclays PLC (United Kingdom)	1,684	6,679
Berkshire Hathaway, Inc., Class B*	313	46,139
BNP Paribas SA (France)	105	6,121
Charles Schwab (The) Corp.	152	4,460
Chubb (The) Corp.	200	20,090
Citigroup, Inc.	350	18,347
CNO Financial Group, Inc.	200	3,252
Commonwealth Bank of Australia (Australia)	145	10,415
Credit Suisse Group AG (Switzerland)*	128	3,124
Deutsche Bank AG (Germany) (a)	132	4,339
EastGroup Properties, Inc. REIT	100	6,300
Employers Holdings, Inc.	100	2,359
Equity One, Inc. REIT	73	1,955
Equity Residential REIT	300	23,109
First American Financial Corp.	100	3,503
First Financial Bankshares, Inc.	100	2,627
FirstMerit Corp.	100	1,815
FXCM, Inc., Class A	200	422
GAMCO Investors, Inc., Class A	100	7,550
Hancock Holding Co.	100	2,927
Hanmi Financial Corp.	100	1,973
Highwoods Properties, Inc. REIT	54	2,463
HSBC Holdings PLC (United Kingdom)	1,776	15,829
ING Groep NV (Netherlands)*	381	5,694
Investors Bancorp, Inc.	274	3,146
JPMorgan Chase & Co.	434	26,596
LaSalle Hotel Properties REIT	50	1,946
Lloyds Banking Group PLC (United Kingdom)*	5,454	6,652
Marsh & McLennan Cos., Inc.	100	5,689
MGIC Investment Corp.*	300	2,739
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,200	7,801
Mizuho Financial Group, Inc. (Japan)	1,913	3,526
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	18	3,736
National Australia Bank Ltd. (Australia)	214	6,338
National Health Investors, Inc. REIT	100	7,118
NewStar Financial, Inc.*	200	1,996
Nordea Bank AB (Sweden)	297	4,008
Northfield Bancorp, Inc.	200	2,894
NorthStar Realty Finance Corp. REIT	300	5,766
PacWest Bancorp	100	4,584
Prospect Capital Corp.	200	1,726

Prosperity Bancshares, Inc.	100	5,173
Prudential PLC (United Kingdom)	232	5,836
Public Storage REIT	20	3,944
Radian Group, Inc.	200	3,162
RAIT Financial Trust REIT	300	2,211
RLJ Lodging Trust REIT	100	3,181
Ryman Hospitality Properties, Inc. REIT	63	3,786
Simon Property Group, Inc. REIT	49	9,328
Springleaf Holdings, Inc.*	100	3,845
Standard Chartered PLC (United Kingdom)	210	3,213
Stifel Financial Corp.*	100	5,477
Strategic Hotels & Resorts, Inc. REIT*	200	2,624
Sumitomo Mitsui Financial Group, Inc. (Japan)	181	7,201
Sun Communities, Inc. REIT	100	6,759
Sunstone Hotel Investors, Inc. REIT	100	1,745
T. Rowe Price Group, Inc.	229	18,915
U.S. Bancorp	216	9,636
UBS Group AG (Switzerland)*	337	5,921
Umpqua Holdings Corp.	200	3,308
Urban Edge Properties REIT*	70	1,676
Urstadt Biddle Properties, Inc., Class A REIT	100	2,272
Visa, Inc., Class A	99	26,860
Vornado Realty Trust REIT	140	15,406
Webster Financial Corp.	100	3,453
Wells Fargo & Co.	626	34,299
Western Alliance Bancorp*	100	2,839
Westpac Banking Corp. (Australia)	300	8,908
Weyerhaeuser Co. REIT	400	14,044
Zurich Insurance Group AG (Switzerland)*	13	4,156

		622,923

Industrial - 2.7%
3M Co.	100	16,865
ABB Ltd. (Switzerland)*	219	4,698
Actuant Corp., Class A	100	2,544
Acuity Brands, Inc.	34	5,388
Airbus Group NV (France)	52	3,220
Berry Plastics Group, Inc.*	100	3,431
Boeing (The) Co.	87	13,124
Caterpillar, Inc.	75	6,217
Cognex Corp.*	100	4,469
Deutsche Post AG (Germany)	78	2,656
Eaton Corp. PLC (Ireland)	55	3,906
EMCOR Group, Inc.	100	4,403
Emerson Electric Co.	105	6,082
FedEx Corp.	35	6,194
Fluor Corp.	100	5,800
Generac Holdings, Inc.*	100	4,929
General Dynamics Corp.	40	5,551
General Electric Co.	1,365	35,476
Graphic Packaging Holding Co.*	200	3,018
Griffon Corp.	200	3,264

HEICO Corp.	100	5,926
Hitachi Ltd. (Japan)	400	2,735
Ingersoll-Rand PLC (Ireland)	248	16,663
KapStone Paper and Packaging Corp.	100	3,446
Koninklijke Philips NV (Netherlands)	90	2,696
LSB Industries, Inc.*	100	3,758
Middleby (The) Corp.*	50	5,331
Mistras Group, Inc.*	100	1,885
Parker-Hannifin Corp.	100	12,269
Ply Gem Holdings, Inc.*	200	2,746
Precision Castparts Corp.	19	4,110
Quanex Building Products Corp.	100	1,959
Rofin-Sinar Technologies, Inc.*	100	2,397
Rolls-Royce Holdings PLC (United Kingdom)*	186	2,725
Sanmina Corp.*	100	2,270
Schneider Electric SE (France)	58	4,672
Siemens AG (Germany)	77	8,601
SunPower Corp.*	100	3,266
Swift Transportation Co.*	100	2,828
TTM Technologies, Inc.*	300	2,643
Union Pacific Corp.	108	12,988
United Parcel Service, Inc., Class B	107	10,885
USG Corp.*	100	2,819
Vinci SA (France)	48	2,848
Watts Water Technologies, Inc., Class A	100	5,498
Woodward, Inc.	100	4,855

		274,054

Technology - 3.3%
Acxiom Corp.*	100	2,000
Amkor Technology, Inc.*	200	1,946
Apple, Inc.	723	92,877
Applied Materials, Inc.	800	20,040
Aspen Technology, Inc.*	200	7,721
Broadcom Corp., Class A	400	18,092
Brooks Automation, Inc.	200	2,400
Canon, Inc. (Japan)	100	3,251
Convergys Corp.	100	2,235
Dealertrack Technologies, Inc.*	100	3,977
EMC Corp.	242	7,003
Engility Holdings, Inc.	100	3,610
Fidelity National Information Services, Inc.	245	16,560
Hewlett-Packard Co.	200	6,968
Infoblox, Inc.*	200	4,650
Intel Corp.	603	20,050
International Business Machines Corp.	132	21,376
Intersil Corp., Class A	100	1,559
MAXIMUS, Inc.	100	5,923
Mentor Graphics Corp.	100	2,346
Microsemi Corp.*	67	2,160
Microsoft Corp.	1,020	44,727
Oracle Corp.	644	28,220

PTC, Inc.*	73	2,530
SAP SE (Germany)	110	7,735
SS&C Technologies Holdings, Inc.	100	6,068
SunEdison, Inc.*	200	4,428

		340,452

Utilities - 0.5%
Dominion Resources, Inc.	167	12,039
Duke Energy Corp.	100	7,855
Dynegy, Inc.*	100	2,787
E.ON SE (Germany)	169	2,732
Enel S.p.A. (Italy)	654	3,014
GDF Suez (France)	143	3,180
National Grid PLC (United Kingdom)	327	4,476
PG&E Corp.	300	16,119

		52,202

TOTAL COMMON STOCKS
(Cost $2,210,458)		2,740,942

PREFERRED STOCKS - 0.0%
Consumer, Cyclical - 0.0%
Volkswagen AG (Germany)
(Cost $2,513)	15	3,785

RIGHTS - 0.0%
Communications - 0.0%
Leap Wireless International, Inc. CVR*
(Cost $732)	300	732

	Principal Amount ($)	Value ($)
CORPORATE BONDS - 28.6%
Basic Materials - 0.8%
Eastman Chemical Co.
3.00%, 12/15/15	35,000	35,596
PPG Industries, Inc.
1.90%, 1/15/16	51,000	51,457

		87,053

Communications - 1.7%
AT&T, Inc.
0.90%, 2/12/16	23,000	23,005
Cisco Systems, Inc.
5.50%, 2/22/16	70,000	73,408
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.50%, 3/01/16	49,000	50,218
Telefonica Emisiones S.A.U. (Spain)
3.992%, 2/16/16	24,000	24,684

		171,315

Consumer, Cyclical - 0.5%
Home Depot (The), Inc.
5.40%, 3/01/16	47,000	49,293

Consumer, Non-cyclical - 2.2%
Anheuser-Busch InBev Finance, Inc. (Belgium)
0.80%, 1/15/16	51,000	51,155
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	49,000	50,411
Coca-Cola (The) Co.
1.50%, 11/15/15	51,000	51,436
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	72,000	74,228

		227,230

Energy - 1.2%
BP Capital Markets PLC (United Kingdom)
3.20%, 3/11/16	49,000	50,278
Occidental Petroleum Corp.
2.50%, 2/01/16	74,000	75,225

		125,503

Financial - 18.5%
American Express Credit Corp., MTN
1.75%, 6/12/15	51,000	51,188
Bank of America Corp., MTN
1.25%, 1/11/16	50,000	50,147
BB&T Corp.
5.20%, 12/23/15	73,000	75,546
BNP Paribas SA, MTN (France)
3.60%, 2/23/16	73,000	74,969
Canadian Imperial Bank of Commerce (Canada)
2.35%, 12/11/15	75,000	76,102
Citigroup, Inc.
4.75%, 5/19/15	95,000	95,840
4.587%, 12/15/15	59,000	60,740
Deutsche Bank AG (Germany)
3.25%, 1/11/16 (a)	50,000	51,018
Fifth Third Bancorp
3.625%, 1/25/16	49,000	50,188
General Electric Capital Corp.
2.25%, 11/09/15	266,000	269,235
Goldman Sachs Group (The), Inc.
3.625%, 2/07/16	232,000	237,757
JPMorgan Chase & Co.
2.60%, 1/15/16	100,000	101,584
KFW (Germany)
2.625%, 2/16/16	12,000	12,255
MetLife, Inc.
5.00%, 6/15/15	144,000	145,450
Morgan Stanley
1.75%, 2/25/16	25,000	25,195
National Australia Bank Ltd. (Australia)
1.60%, 8/07/15	51,000	51,295
PNC Funding Corp.
5.25%, 11/15/15	120,000	123,687

Royal Bank of Scotland (The) PLC (United Kingdom)
4.375%, 3/16/16	48,000	49,702
Simon Property Group LP
5.10%, 6/15/15	99,000	100,268
State Street Corp.
2.875%, 3/07/16	49,000	50,137
Westpac Banking Corp. (Australia)
3.00%, 12/09/15	149,000	151,822

		1,904,125

Industrial - 1.5%
Ryder System, Inc., MTN
3.60%, 3/01/16	24,000	24,639
Thermo Fisher Scientific, Inc.
3.20%, 3/01/16	98,000	100,167
United Technologies Corp.
4.875%, 5/01/15	28,000	28,202

		153,008

Technology - 1.2%
Oracle Corp.
5.25%, 1/15/16	96,000	100,025
Texas Instruments, Inc.
0.45%, 8/03/15	26,000	26,021

		126,046

Utilities - 1.0%
Alabama Power Co.
0.55%, 10/15/15	52,000	52,026
LG&E and KU Energy LLC
2.125%, 11/15/15	25,000	25,206
NextEra Energy Capital Holdings, Inc.
2.60%, 9/01/15	25,000	25,238

		102,470

TOTAL CORPORATE BONDS
(Cost $2,947,797)		2,946,043

GOVERNMENT & AGENCY OBLIGATIONS - 44.3%
Other Government Related - 1.2%
Inter-American Development Bank (Supranational)
2.25%, 7/15/15	101,000	101,767
Corp. Andina de Fomento (Supranational)
3.75%, 1/15/16	24,000	24,614

		126,381

Sovereign Bonds - 1.0%
Poland Government International Bond (Poland)
3.875%, 7/16/15	99,000	100,436

U.S. Government Sponsored Agencies - 0.7%
Federal National Mortgage Association
5.00%, 4/15/15	71,000	71,416

U.S. Treasury Notes - 41.4%
2.50%, 3/31/15	771,000	772,385
4.125%, 5/15/15	997,000	1,005,101
0.25%, 5/31/15	87,000	87,034

2.125%, 5/31/15	168,000	168,814
1.75%, 7/31/15	421,000	423,894
4.25%, 8/15/15	390,000	397,434
1.25%, 9/30/15	443,000	445,907
1.25%, 10/31/15	307,000	309,159
4.50%, 11/15/15	36,000	37,097
0.375%, 1/15/16	61,000	61,076
1.00%, 8/31/16	61,000	61,491
0.625%, 12/15/16	107,000	107,150
3.00%, 2/28/17	67,000	70,141
0.875%, 4/15/17	309,000	310,280

		4,256,963

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,554,369)		4,555,196

TOTAL INVESTMENTS - 99.6%
(Cost $9,715,869) (b)		$10,246,698
Other assets less liabilities - 0.4%		38,593

NET ASSETS - 100.0%		$10,285,291

CVR - Contingent Value Rights.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the nine months ended February 28, 2015.

				Change in
	Fair		Proceeds	Unrealized	Realized	Fair	Dividend/
	Value	Purchases	from	Appreciation/	Gain	Value	Interest
	5/31/14	at Cost	Sales	(Depreciation)	(Loss)	2/28/15	Income
Deutsche Bank AG (Common Stock)	$3,767	$1,406	$—	$(834)	$—	$4,339	$—
Deutsche Bank AG (Corporate Bond)	—	51,891	—	(873)	—	51,018	989

(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $9,721,622. The unrealized appreciation was $525,076 which consisted of aggregate gross unrealized appreciation of $655,380 and aggregate gross unrealized depreciation of $130,304.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

db-X Exchange-Traded Funds Inc.

Schedule of Investments

Deutsche X-trackers 2020 Target Date ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value ($)
COMMON STOCKS - 48.9%
Basic Materials - 2.0%
Air Liquide SA (France)	192	25,374
Anglo American PLC (United Kingdom)	649	12,124
Axiall Corp.	400	18,524
BASF SE (Germany)	464	44,473
BHP Billiton Ltd. (Australia)	1,505	39,573
BHP Billiton PLC (United Kingdom)	1,106	27,602
Chemtura Corp.*	300	7,875
Dow Chemical (The) Co.	849	41,805
E.I. du Pont de Nemours & Co.	639	49,746
Freeport-McMoRan, Inc.	712	15,400
Glencore PLC (Switzerland)*	4,866	22,556
Linde AG (Germany)	106	21,565
Monsanto Co.	389	46,847
PolyOne Corp.	500	19,870
Rio Tinto PLC (United Kingdom)	587	28,927
Schnitzer Steel Industries, Inc., Class A	400	6,280
Sensient Technologies Corp.	186	11,831
Sherwin-Williams (The) Co.	410	116,932
Syngenta AG (Switzerland)	51	17,964
U.S. Silica Holdings, Inc.	200	6,482

		581,750

Communications - 4.6%
8x8, Inc.*	1,700	12,597
Amazon.com, Inc.*	260	98,841
Angie’s List, Inc.*	1,200	8,088
ARRIS Group, Inc.*	542	15,924
AT&T, Inc.	3,423	118,299
Bankrate, Inc.*	414	5,283
BT Group PLC (United Kingdom)	4,212	29,633
Cisco Systems, Inc.	3,032	89,474
Comcast Corp., Class A	1,504	89,307
Consolidated Communications Holdings, Inc.	114	2,426
Deutsche Telekom AG (Germany)	1,631	30,425
DigitalGlobe, Inc.*	400	13,300
Finisar Corp.*	383	8,047
Google, Inc., Class A*	200	112,526
Google, Inc., Class C*	210	117,264
Harmonic, Inc.*	2,100	16,401
HealthStream, Inc.*	500	12,940
Houghton Mifflin Harcourt Co.*	500	9,890
Perficient, Inc.*	600	11,928
Sinclair Broadcast Group, Inc., Class A	300	8,238

SoftBank Corp. (Japan)	537	33,071
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	1,678	21,757
Thomson Reuters Corp. (Canada)	599	23,508
Time Warner, Inc.	500	40,930
Twenty-First Century Fox, Inc., Class A	1,500	52,500
Ubiquiti Networks, Inc.	300	9,492
Verizon Communications, Inc.	2,577	127,433
Vodafone Group PLC (United Kingdom)	12,526	43,395
Walt Disney (The) Co.	1,122	116,778
WPP PLC (United Kingdom)	663	15,712
Yelp, Inc.*	300	14,400
Zillow Group, Inc., Class A*	176	20,196

		1,330,003

Consumer, Cyclical - 4.9%
AMC Entertainment Holdings, Inc., Class A	400	13,752
American Airlines Group, Inc.	400	19,160
Bayerische Motoren Werke AG (Germany)	183	23,141
Beacon Roofing Supply, Inc.*	200	6,004
Brunswick Corp.	500	27,120
Carnival Corp.	400	17,596
Cie Financiere Richemont SA (Switzerland)	285	25,111
Columbia Sportswear Co.	206	11,513
Compass Group PLC (United Kingdom)	979	17,412
CVS Health Corp.	773	80,292
Daimler AG (Germany)	487	47,146
Federal-Mogul Holdings Corp.*	500	6,535
Ford Motor Co.	2,348	38,366
Genesco, Inc.*	100	7,343
Group 1 Automotive, Inc.	100	8,134
Hennes & Mauritz AB, Class B (Sweden)	506	22,080
Hilton Worldwide Holdings, Inc.*	600	16,962
Home Depot (The), Inc.	885	101,554
Honda Motor Co. Ltd. (Japan)	796	26,281
HSN, Inc.	300	20,271
Inditex SA (Spain)	615	19,328
JetBlue Airways Corp.*	1,100	18,909
Kate Spade & Co.*	600	20,670
Kohl’s Corp.	100	7,380
Las Vegas Sands Corp.	500	28,450
Lennar Corp., Class A	800	40,168
LVMH Moet Hennessy Louis Vuitton SE (France)	139	25,494
Macy’s, Inc.	200	12,744
Marriott Vacations Worldwide Corp.	200	15,212
McDonald’s Corp.	700	69,230
Men’s Wearhouse (The), Inc.	161	8,081
Mitsubishi Corp. (Japan)	631	12,610
Mitsui & Co. Ltd. (Japan)	800	11,118
Mobile Mini, Inc.	300	12,447
NIKE, Inc., Class B	582	56,524
Office Depot, Inc.*	2,200	20,614
Panasonic Corp. (Japan)	1,000	12,497

Penske Automotive Group, Inc.	300	14,799
Restoration Hardware Holdings, Inc.*	200	17,620
Rite Aid Corp.*	3,800	30,324
Skechers U.S.A., Inc., Class A*	100	6,814
Spirit Airlines, Inc.*	200	15,556
Standard Pacific Corp.*	1,100	9,614
Tenneco, Inc.*	200	11,648
Tesla Motors, Inc.*	100	20,334
Toyota Motor Corp. (Japan)	1,425	96,048
UniFirst Corp.	100	11,883
Walgreens Boots Alliance, Inc.	642	53,337
Wal-Mart Stores, Inc.	2,210	185,485

		1,400,711

Consumer, Non-cyclical - 10.8%
Accuray, Inc.*	1,500	13,470
Affymetrix, Inc.*	1,400	16,380
Align Technology, Inc.*	328	18,811
Alnylam Pharmaceuticals, Inc.*	400	40,612
Amgen, Inc.	539	85,011
AmSurg Corp.*	87	5,229
Anheuser-Busch InBev NV (Belgium)	400	50,894
Anika Therapeutics, Inc.*	200	7,984
AstraZeneca PLC (United Kingdom)	603	41,609
Bayer AG (Germany)	418	61,768
British American Tobacco PLC (United Kingdom)	916	53,484
Capella Education Co.	200	12,964
Capital Senior Living Corp.*	500	12,500
Cardinal Health, Inc.	1,280	112,627
Centene Corp.*	424	26,059
Coca-Cola (The) Co.	2,823	122,236
Coca-Cola Bottling Co. Consolidated	200	20,878
CONMED Corp.	100	5,130
CoStar Group, Inc.*	142	28,281
CSL Ltd. (Australia)	277	19,965
Darling Ingredients, Inc.*	471	8,205
Deluxe Corp.	200	13,310
Diageo PLC (United Kingdom)	1,208	36,097
Ensign Group (The), Inc.	400	17,628
Euronet Worldwide, Inc.*	300	16,950
Foundation Medicine, Inc.*	400	19,104
FTI Consulting, Inc.*	86	3,171
Gilead Sciences, Inc.*	960	99,389
GlaxoSmithKline PLC (United Kingdom)	2,391	56,902
Haemonetics Corp.*	100	4,446
Hain Celestial Group (The), Inc.*	428	26,763
Humana, Inc.	609	100,107
Impax Laboratories, Inc.*	400	16,116
Imperial Tobacco Group PLC (United Kingdom)	466	22,972
Indivior PLC (United Kingdom)*	325	877
Integra LifeSciences Holdings Corp.*	100	6,001
Intercept Pharmaceuticals, Inc.*	100	22,137

Isis Pharmaceuticals, Inc.*	500	34,280
Johnson & Johnson	1,932	198,049
Kellogg Co.	200	12,896
Kindred Healthcare, Inc.	200	4,244
LDR Holding Corp.*	500	19,545
Live Nation Entertainment, Inc.*	836	21,393
Magellan Health, Inc.*	92	5,894
MannKind Corp.*	1,600	10,432
McGraw Hill Financial, Inc.	1,100	113,410
Medicines (The) Co.*	200	5,753
Merck & Co., Inc.	1,812	106,074
Molina Healthcare, Inc.*	150	9,553
Mondelez International, Inc., Class A	1,270	46,907
Nestle SA (Switzerland)	1,601	124,943
Novartis AG (Switzerland)*	1,126	115,098
Novo Nordisk A/S, Class B (Denmark)	972	46,600
OncoMed Pharmaceuticals, Inc.*	600	14,988
OPKO Health, Inc.*	1,600	23,296
Orexigen Therapeutics, Inc.*	2,100	11,844
Owens & Minor, Inc.	300	10,698
Pfizer, Inc.	4,056	139,202
Philip Morris International, Inc.	1,100	91,256
Pilgrim’s Pride Corp.	784	21,505
Procter & Gamble (The) Co.	1,800	153,234
Raptor Pharmaceutical Corp.*	1,200	11,124
Reckitt Benckiser Group PLC (United Kingdom)	325	29,403
Roche Holding AG (Switzerland)	338	91,755
SABMiller PLC (United Kingdom)	476	27,007
Sanofi (France)	612	60,062
Seaboard Corp.*	7	28,070
Shire PLC (Ireland)	257	20,930
Spectrum Brands Holdings, Inc.	186	17,424
Takeda Pharmaceutical Co. Ltd. (Japan)	485	24,825
Teva Pharmaceutical Industries Ltd. (Israel)	395	22,162
Tyson Foods, Inc., Class A	200	8,262
Unilever NV (Netherlands)	907	39,482
Unilever PLC (United Kingdom)	712	31,504
UnitedHealth Group, Inc.	563	63,974
WellCare Health Plans, Inc.*	200	18,162
Wesfarmers Ltd. (Australia)	525	17,989
WEX, Inc.*	200	21,398
Woolworths Ltd. (Australia)	604	14,494

		3,115,188

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	1,264	17,308

Energy - 3.4%
Antero Resources Corp.*	1,200	47,340
BG Group PLC (United Kingdom)	1,882	27,835
BP PLC (United Kingdom)	9,318	64,455

Bristow Group, Inc.	150	9,291
Chesapeake Energy Corp.	3,100	51,708
Chevron Corp.	1,200	128,016
Diamondback Energy, Inc.*	200	14,242
Eni S.p.A (Italy)	1,409	26,300
EOG Resources, Inc.	300	26,916
Exxon Mobil Corp.	2,852	252,516
Forum Energy Technologies, Inc.*	300	5,859
Geospace Technologies Corp.*	200	3,726
ION Geophysical Corp.*	3,000	6,840
ONEOK, Inc.	800	35,408
Rosetta Resources, Inc.*	200	3,546
Royal Dutch Shell PLC, Class A (United Kingdom)	1,907	62,357
Royal Dutch Shell PLC, Class B (United Kingdom)	1,192	40,587
Schlumberger Ltd. (Netherland Antilles)	730	61,437
Statoil ASA (Norway)	605	11,404
Targa Resources Corp.	214	21,310
Total SA (France)	1,165	62,883
Western Refining, Inc.	300	14,130

		978,106

Financial - 11.1%
AIA Group Ltd. (Hong Kong)	6,657	39,183
Allianz SE (Germany)	209	34,988
American Express Co.	613	50,015
American International Group, Inc.	1,069	59,148
American Realty Capital Properties, Inc. REIT	3,300	32,373
American Tower Corp. REIT	296	29,345
AmTrust Financial Services, Inc.	330	17,787
Anworth Mortgage Asset Corp. REIT	2,400	12,552
Aon PLC (United Kingdom)	200	20,072
Australia & New Zealand Banking Group Ltd. (Australia)	1,355	37,418
AXA SA (France)	947	24,045
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,075	30,901
Banco Santander SA (Spain)	6,153	44,983
Bank of America Corp.	6,648	105,105
Bank of the Ozarks, Inc.	300	10,980
Barclays PLC (United Kingdom)	7,878	31,245
Berkshire Hathaway, Inc., Class B*	1,621	238,952
BNP Paribas SA (France)	556	32,410
Charles Schwab (The) Corp.	982	28,812
Chubb (The) Corp.	1,000	100,450
Citigroup, Inc.	1,837	96,296
CNO Financial Group, Inc.	1,100	17,886
Cohen & Steers, Inc.	100	4,167
Commonwealth Bank of Australia (Australia)	787	56,527
Credit Acceptance Corp.*	125	22,912
Credit Suisse Group AG (Switzerland)*	796	19,429
Deutsche Bank AG (Germany) (a)	580	19,066
EastGroup Properties, Inc. REIT	200	12,600
Employers Holdings, Inc.	500	11,795
EPR Properties REIT	300	18,303

Equity One, Inc. REIT	517	13,845
Equity Residential REIT	1,500	115,545
Evercore Partners, Inc., Class A	100	5,123
Financial Engines, Inc.	200	8,060
First American Financial Corp.	600	21,018
First Financial Bankshares, Inc.	400	10,508
FirstMerit Corp.	800	14,520
FXCM, Inc., Class A	900	1,899
GAMCO Investors, Inc., Class A	100	7,550
Hancock Holding Co.	328	9,601
Hanmi Financial Corp.	800	15,784
Highwoods Properties, Inc. REIT	301	13,729
HSBC Holdings PLC (United Kingdom)	9,203	82,023
ING Groep NV (Netherlands)*	2,133	31,877
Investors Bancorp, Inc.	1,372	15,751
JPMorgan Chase & Co.	2,341	143,456
LaSalle Hotel Properties REIT	400	15,568
Lloyds Banking Group PLC (United Kingdom)*	23,572	28,749
MarketAxess Holdings, Inc.	200	15,918
Marsh & McLennan Cos., Inc.	300	17,067
MGIC Investment Corp.*	1,400	12,782
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,453	41,952
Mizuho Financial Group, Inc. (Japan)	11,650	21,474
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	101	20,966
National Australia Bank Ltd. (Australia)	1,116	33,051
National Health Investors, Inc. REIT	200	14,236
NewStar Financial, Inc.*	900	8,982
Nordea Bank AB (Sweden)	1,537	20,740
Northfield Bancorp, Inc.	1,000	14,470
NorthStar Realty Finance Corp. REIT	1,400	26,908
PacWest Bancorp	300	13,751
PRA Group, Inc.*	300	15,027
Prospect Capital Corp.	1,200	10,356
Prosperity Bancshares, Inc.	300	15,519
Prudential PLC (United Kingdom)	1,203	30,264
Public Storage REIT	100	19,722
Radian Group, Inc.	800	12,648
RAIT Financial Trust REIT	1,500	11,055
RLJ Lodging Trust REIT	600	19,086
Ryman Hospitality Properties, Inc. REIT	182	10,938
Simon Property Group, Inc. REIT	228	43,402
Sovran Self Storage, Inc. REIT	167	15,367
Springleaf Holdings, Inc.*	400	15,380
Standard Chartered PLC (United Kingdom)	1,336	20,440
Stifel Financial Corp.*	300	16,431
Strategic Hotels & Resorts, Inc. REIT*	1,100	14,432
Sumitomo Mitsui Financial Group, Inc. (Japan)	605	24,071
Sun Communities, Inc. REIT	200	13,518
Sunstone Hotel Investors, Inc. REIT	706	12,320
T. Rowe Price Group, Inc.	1,205	99,533
U.S. Bancorp	1,084	48,357
UBS Group AG (Switzerland)*	2,002	35,174

UMB Financial Corp.	100	5,154
Umpqua Holdings Corp.	800	13,232
Urban Edge Properties REIT*	390	9,337
Urstadt Biddle Properties, Inc., Class A REIT	600	13,632
Visa, Inc., Class A	479	129,957
Vornado Realty Trust REIT	780	85,831
Webster Financial Corp.	500	17,265
Wells Fargo & Co.	3,515	192,587
Western Alliance Bancorp*	300	8,517
Westpac Banking Corp. (Australia)	1,521	45,164
Weyerhaeuser Co. REIT	2,300	80,753
Zurich Insurance Group AG (Switzerland)*	82	26,217

		3,207,334

Industrial - 5.1%
3M Co.	400	67,460
ABB Ltd. (Switzerland)*	1,209	25,934
Actuant Corp., Class A	200	5,088
Acuity Brands, Inc.	217	34,390
Airbus Group NV (France)	324	20,061
Belden, Inc.	100	8,878
Berry Plastics Group, Inc.*	400	13,724
Boeing (The) Co.	563	84,929
Caterpillar, Inc.	474	39,295
CLARCOR, Inc.	200	13,162
Cognex Corp.*	300	13,407
Deutsche Post AG (Germany)	482	16,413
East Japan Railway Co. (Japan)	114	9,563
Eaton Corp. PLC (Ireland)	354	25,138
EMCOR Group, Inc.	256	11,272
Emerson Electric Co.	519	30,061
EnerSys	205	13,387
Esterline Technologies Corp.*	100	11,785
FANUC Corp. (Japan)	154	29,538
FedEx Corp.	181	32,033
FEI Co.	187	14,771
Fluor Corp.	700	40,600
Generac Holdings, Inc.*	300	14,787
General Dynamics Corp.	254	35,250
General Electric Co.	6,835	177,642
Graphic Packaging Holding Co.*	1,470	22,182
Griffon Corp.	1,100	17,952
Haynes International, Inc.	200	8,076
HEICO Corp.	200	11,852
Hitachi Ltd. (Japan)	2,498	17,081
Ingersoll-Rand PLC (Ireland)	1,080	72,565
KapStone Paper and Packaging Corp.	400	13,784
Koninklijke Philips NV (Netherlands)	508	15,218
LSB Industries, Inc.*	100	3,758
Middleby (The) Corp.*	216	23,028
Mistras Group, Inc.*	500	9,425
Parker-Hannifin Corp.	600	73,614

Ply Gem Holdings, Inc.*	1,200	16,476
Precision Castparts Corp.	100	21,630
Quanex Building Products Corp.	700	13,713
Rofin-Sinar Technologies, Inc.*	500	11,985
Rolls-Royce Holdings PLC (United Kingdom)*	1,028	15,061
Sanmina Corp.*	300	6,810
Schneider Electric SE (France)	303	24,406
Siemens AG (Germany)	437	48,814
SunPower Corp.*	500	16,330
Swift Transportation Co.*	500	14,140
TTM Technologies, Inc.*	1,600	14,096
Union Pacific Corp.	577	69,390
United Parcel Service, Inc., Class B	609	61,954
USG Corp.*	500	14,095
Vinci SA (France)	259	15,367
Watts Water Technologies, Inc., Class A	200	10,996
Woodward, Inc.	228	11,069

		1,463,435

Technology - 6.0%
Acxiom Corp.*	300	6,000
Amkor Technology, Inc.*	900	8,757
Apple, Inc.	3,772	484,551
Applied Materials, Inc.	4,200	105,210
Aspen Technology, Inc.*	400	15,442
athenahealth, Inc.*	114	14,486
Broadcom Corp., Class A	1,900	85,937
Brooks Automation, Inc.	1,200	14,400
Canon, Inc. (Japan)	567	18,433
Computer Programs & Systems, Inc.	300	15,780
Convergys Corp.	442	9,879
Dealertrack Technologies, Inc.*	200	7,954
EMC Corp.	1,483	42,918
Engility Holdings, Inc.	300	10,830
Entegris, Inc.*	500	6,705
Fidelity National Information Services, Inc.	1,130	76,377
Hewlett-Packard Co.	1,200	41,808
Infoblox, Inc.*	1,000	23,250
Intel Corp.	2,684	89,243
International Business Machines Corp.	696	112,710
Intersil Corp., Class A	500	7,795
MAXIMUS, Inc.	200	11,846
Mentor Graphics Corp.	477	11,190
Microsemi Corp.*	400	12,896
Microsoft Corp.	4,877	213,856
Oracle Corp.	3,018	132,249
PTC, Inc.*	512	17,743
SAP SE (Germany)	448	31,504
SS&C Technologies Holdings, Inc.	400	24,272
SunEdison, Inc.*	900	19,926
SYNNEX Corp.	114	8,693
Syntel, Inc.*	228	11,263
Ultimate Software Group (The), Inc.*	142	23,380

		1,717,283

Utilities - 0.9%
Chesapeake Utilities Corp.	150	7,080
Cleco Corp.	186	10,124
Dominion Resources, Inc.	420	30,278
Duke Energy Corp.	400	31,420
Dynegy, Inc.*	400	11,148
E.ON SE (Germany)	1,076	17,393
Enel S.p.A. (Italy)	3,388	15,612
GDF Suez (France)	742	16,503
National Grid PLC (United Kingdom)	1,785	24,433
NRG Yield, Inc., Class A	200	10,262
PG&E Corp.	1,800	96,714

		270,967

TOTAL COMMON STOCKS
(Cost $11,014,254)		14,082,085

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)
(Cost $16,468)	77	19,431

RIGHTS - 0.0%
Communications - 0.0%
Leap Wireless International, Inc. CVR*
(Cost $1,532)	628	1,532

	Principal Amount ($)	Value ($)
CORPORATE BONDS - 18.8%
Basic Materials - 1.2%
Eastman Chemical Co.
3.00%, 12/15/15	137,000	139,330
PPG Industries, Inc.
1.90%, 1/15/16	209,000	210,874

		350,204

Communications - 0.3%
Cisco Systems, Inc.
5.50%, 2/22/16	94,000	98,577

Consumer, Cyclical - 1.0%
Home Depot (The), Inc.
5.40%, 3/01/16	62,000	65,024
PACCAR Financial Corp., MTN
0.70%, 11/16/15	78,000	78,192
Wal-Mart Stores, Inc.
2.80%, 4/15/16	141,000	144,592

		287,808

Consumer, Non-cyclical - 1.9%
Anheuser-Busch InBev Finance, Inc. (Belgium)
0.80%, 1/15/16	65,000	65,197
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	64,000	65,843
Coca-Cola (The) Co.
1.50%, 11/15/15	141,000	142,207
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	64,000	65,980
Dr Pepper Snapple Group, Inc.
2.90%, 1/15/16	63,000	64,172
GlaxoSmithKline Capital, Inc.
0.70%, 3/18/16	74,000	74,183
St Jude Medical, Inc.
2.50%, 1/15/16	64,000	65,027

		542,609

Energy - 2.1%
BP Capital Markets PLC (United Kingdom)
3.20%, 3/11/16	85,000	87,216
Occidental Petroleum Corp.
2.50%, 2/01/16	98,000	99,623
Petrobras International Finance Co. (Brazil)
3.875%, 1/27/16	200,000	197,036
Total Capital International SA (France)
0.75%, 1/25/16	65,000	65,136
TransCanada Pipelines Ltd. (Canada)
0.75%, 1/15/16	144,000	143,886

		592,897

Financial - 10.5%
Bank of America Corp., MTN
1.25%, 1/11/16	79,000	79,232
Bank of Nova Scotia (Canada)
2.90%, 3/29/16	98,000	100,417
BB&T Corp.
5.20%, 12/23/15	119,000	123,151
BNP Paribas SA, MTN (France)
3.60%, 2/23/16	97,000	99,616
Canadian Imperial Bank of Commerce (Canada)
2.35%, 12/11/15	202,000	204,969
Charles Schwab (The) Corp.
0.85%, 12/04/15	131,000	131,364
Citigroup, Inc.
4.587%, 12/15/15	268,000	275,905
Deutsche Bank AG (Germany)
3.25%, 1/11/16 (a)	66,000	67,343
Fifth Third Bancorp
3.625%, 1/25/16	122,000	124,958
General Electric Capital Corp., MTN
1.00%, 1/08/16	288,000	289,516
General Electric Capital Corp.
2.25%, 11/09/15	217,000	219,639
Goldman Sachs Group (The), Inc.
3.625%, 2/07/16	333,000	341,263

JPMorgan Chase & Co.
2.60%, 1/15/16	33,000	33,523
KFW (Germany)
2.625%, 2/16/16	142,000	145,020
Morgan Stanley
1.75%, 2/25/16	131,000	132,020
ORIX Corp. (Japan)
5.00%, 1/12/16	61,000	62,932
PNC Funding Corp.
5.25%, 11/15/15	357,000	367,967
Westpac Banking Corp. (Australia)
3.00%, 12/09/15	205,000	208,883

		3,007,718

Industrial - 0.6%
Thermo Fisher Scientific, Inc.
3.20%, 3/01/16	169,000	172,738

Technology - 0.7%
Oracle Corp.
5.25%, 1/15/16	119,000	123,990
Texas Instruments, Inc.
0.45%, 8/03/15	89,000	89,072

		213,062

Utilities - 0.5%
LG&E and KU Energy LLC
2.125%, 11/15/15	140,000	141,156

TOTAL CORPORATE BONDS
(Cost $5,404,864)		5,406,769

GOVERNMENT & AGENCY OBLIGATIONS - 32.0%
Other Government Related - 1.0%
Inter-American Development Bank (Supranational)
2.25%, 7/15/15	144,000	145,094
Corp. Andina de Fomento (Supranational)
3.75%, 1/15/16	125,000	128,198

		273,292

Sovereign Bonds - 0.3%
Poland Government International Bond (Poland)
3.875%, 7/16/15	84,000	85,219

U.S. Government Sponsored Agencies - 0.2%
Federal Home Loan Mortgage Corporation
1.75%, 9/10/15	33,000	33,272
Federal National Mortgage Association
2.375%, 4/11/16	33,000	33,736

		67,008

U.S. Treasury Notes - 30.5%
1.875%, 6/30/15	1,190,000	1,197,066
0.25%, 7/31/15	1,478,000	1,478,924
4.25%, 8/15/15	1,657,700	1,689,299
1.25%, 9/30/15	1,463,700	1,473,305

0.25%, 11/30/15	686,000	686,375
2.00%, 1/31/16	712,000	723,348
0.375%, 4/30/16	1,521,000	1,521,713

		8,770,030

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $9,187,991)		9,195,549

TOTAL INVESTMENTS - 99.8%
(Cost $25,625,109) (b)		$28,705,366
Other assets less liabilities - 0.2%		67,810

NET ASSETS - 100.0%		$28,773,176

CVR - Contingent Value Rights.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the nine months ended February 28, 2015.

	Fair Value 5/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 2/28/15	Dividend/ Interest Income
Deutsche Bank AG (Common Stock)	$23,494	$—	$—	$(4,428)	$—	$19,066	$—
Deutsche Bank AG (Corporate Bond)	—	68,495	—	(1,152)	—	67,343	1,305

(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $25,637,919. The unrealized appreciation was $3,067,447 which consisted of aggregate gross unrealized appreciation of $3,841,289 and aggregate gross unrealized depreciation of $773,842.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

db-X Exchange-Traded Funds Inc.

Schedule of Investments

Deutsche X-trackers 2030 Target Date ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value ($)
COMMON STOCKS - 72.3%
Basic Materials - 2.9%
Air Liquide SA (France)	397	52,467
Anglo American PLC (United Kingdom)	1,426	26,639
Axiall Corp.	600	27,786
BASF SE (Germany)	1,041	99,776
BHP Billiton Ltd. (Australia)	3,220	84,667
BHP Billiton PLC (United Kingdom)	2,275	56,776
Chemtura Corp.*	817	21,446
Dow Chemical (The) Co.	1,756	86,465
E.I. du Pont de Nemours & Co.	1,336	104,008
Freeport-McMoRan, Inc.	1,431	30,953
Glencore PLC (Switzerland)*	10,679	49,502
Linde AG (Germany)	211	42,926
Monsanto Co.	788	94,899
PolyOne Corp.	798	31,712
Rio Tinto PLC (United Kingdom)	1,250	61,600
Schnitzer Steel Industries, Inc., Class A	1,050	16,485
Sensient Technologies Corp.	396	25,190
Sherwin-Williams (The) Co.	900	256,680
Syngenta AG (Switzerland)	105	36,984
U.S. Silica Holdings, Inc.	350	11,343

		1,218,304

Communications - 6.9%
8x8, Inc.*	3,735	27,676
Amazon.com, Inc.*	570	216,691
Angie’s List, Inc.*	2,684	18,090
ARRIS Group, Inc.*	1,292	37,959
AT&T, Inc.	7,517	259,788
Bankrate, Inc.*	889	11,344
BT Group PLC (United Kingdom)	8,647	60,835
Cisco Systems, Inc.	6,555	193,438
Comcast Corp., Class A	3,432	203,792
Consolidated Communications Holdings, Inc.	490	10,427
Deutsche Telekom AG (Germany)	3,276	61,112
DigitalGlobe, Inc.*	699	23,242
Finisar Corp.*	791	16,619
Google, Inc., Class A*	460	258,810
Google, Inc., Class C*	455	254,072
Harmonic, Inc.*	4,668	36,457
HealthStream, Inc.*	1,284	33,230
Houghton Mifflin Harcourt Co.*	1,167	23,083
Perficient, Inc.*	1,401	27,852
Sinclair Broadcast Group, Inc., Class A	817	22,435

SoftBank Corp. (Japan)	1,067	65,710
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,460	44,863
Thomson Reuters Corp. (Canada)	1,239	48,624
Time Warner, Inc.	984	80,550
Twenty-First Century Fox, Inc., Class A	3,568	124,880
Ubiquiti Networks, Inc.	817	25,850
Verizon Communications, Inc.	5,612	277,513
Vodafone Group PLC (United Kingdom)	27,487	95,226
Walt Disney (The) Co.	2,370	246,670
WPP PLC (United Kingdom)	1,455	34,481
Yelp, Inc.*	700	33,600
Zillow Group, Inc., Class A*	350	40,163

		2,915,082

Consumer, Cyclical - 7.1%
AMC Entertainment Holdings, Inc., Class A	817	28,088
American Airlines Group, Inc.	934	44,739
Bayerische Motoren Werke AG (Germany)	379	47,925
Beacon Roofing Supply, Inc.*	467	14,019
Brunswick Corp.	900	48,816
Carnival Corp.	934	41,087
Cie Financiere Richemont SA (Switzerland)	586	51,633
Columbia Sportswear Co.	684	38,229
Compass Group PLC (United Kingdom)	2,019	35,908
CVS Health Corp.	1,718	178,449
Daimler AG (Germany)	1,087	105,231
Federal-Mogul Holdings Corp.*	1,284	16,782
Ford Motor Co.	5,076	82,942
Genesco, Inc.*	200	14,686
Group 1 Automotive, Inc.	200	16,268
Hennes & Mauritz AB, Class B (Sweden)	1,026	44,771
Hilton Worldwide Holdings, Inc.*	1,284	36,299
Home Depot (The), Inc.	1,885	216,304
Honda Motor Co. Ltd. (Japan)	1,822	60,154
HSN, Inc.	498	33,650
Inditex SA (Spain)	1,249	39,254
JetBlue Airways Corp.*	2,451	42,133
Kate Spade & Co.*	1,144	39,411
Kohl’s Corp.	234	17,269
Las Vegas Sands Corp.	1,284	73,060
Lennar Corp., Class A	1,867	93,742
LVMH Moet Hennessy Louis Vuitton SE (France)	286	52,456
Macy’s, Inc.	467	29,757
Marriott Vacations Worldwide Corp.	300	22,818
McDonald’s Corp.	1,517	150,031
Men’s Wearhouse (The), Inc.	495	24,844
Mitsubishi Corp. (Japan)	1,361	27,197
Mitsui & Co. Ltd. (Japan)	1,800	25,016
Mobile Mini, Inc.	399	16,554
NIKE, Inc., Class B	1,269	123,245
Office Depot, Inc.*	4,901	45,922
Panasonic Corp. (Japan)	2,300	28,744

Penske Automotive Group, Inc.	700	34,531
Restoration Hardware Holdings, Inc.*	399	35,152
Rite Aid Corp.*	8,519	67,982
Skechers U.S.A., Inc., Class A*	350	23,849
Spirit Airlines, Inc.*	584	45,423
Standard Pacific Corp.*	2,451	21,422
Tenneco, Inc.*	467	27,198
Tesla Motors, Inc.*	134	27,248
Toyota Motor Corp. (Japan)	2,894	195,062
UniFirst Corp.	200	23,766
Walgreens Boots Alliance, Inc.	1,315	109,250
Wal-Mart Stores, Inc.	4,754	399,003

		3,017,319

Consumer, Non-cyclical - 16.2%
Accuray, Inc.*	3,384	30,388
Affymetrix, Inc.*	3,151	36,867
Align Technology, Inc.*	692	39,686
Alnylam Pharmaceuticals, Inc.*	817	82,950
Amgen, Inc.	1,040	164,029
AmSurg Corp.*	295	17,729
Anheuser-Busch InBev NV (Belgium)	931	118,456
Anika Therapeutics, Inc.*	467	18,643
AstraZeneca PLC (United Kingdom)	1,410	97,294
Bayer AG (Germany)	935	138,165
British American Tobacco PLC (United Kingdom)	2,011	117,419
Capella Education Co.	467	30,271
Capital Senior Living Corp.*	1,050	26,250
Cardinal Health, Inc.	2,991	263,178
Centene Corp.*	914	56,174
Coca-Cola (The) Co.	6,227	269,629
Coca-Cola Bottling Co. Consolidated	399	41,652
CONMED Corp.	234	12,004
CoStar Group, Inc.*	298	59,350
CSL Ltd. (Australia)	566	40,795
Darling Ingredients, Inc.*	1,576	27,454
Deluxe Corp.	350	23,292
Diageo PLC (United Kingdom)	2,776	82,950
Ensign Group (The), Inc.	817	36,005
Euronet Worldwide, Inc.*	399	22,543
Foundation Medicine, Inc.*	934	44,608
FTI Consulting, Inc.*	295	10,877
Gilead Sciences, Inc.*	2,116	219,069
GlaxoSmithKline PLC (United Kingdom)	5,247	124,871
Haemonetics Corp.*	350	15,561
Hain Celestial Group (The), Inc.*	794	49,649
Humana, Inc.	1,347	221,420
Impax Laboratories, Inc.*	600	24,174
Imperial Tobacco Group PLC (United Kingdom)	1,024	50,478
Indivior PLC (United Kingdom)*	770	2,078
Integra LifeSciences Holdings Corp.*	234	14,042
Intercept Pharmaceuticals, Inc.*	234	51,801

Isis Pharmaceuticals, Inc.*	1,367	93,722
Johnson & Johnson	4,150	425,416
Kellogg Co.	467	30,112
Kindred Healthcare, Inc.	467	9,910
LDR Holding Corp.*	1,167	45,618
Live Nation Entertainment, Inc.*	1,755	44,910
Magellan Health, Inc.*	223	14,288
MannKind Corp.*	3,501	22,827
McGraw Hill Financial, Inc.	2,451	252,698
Medicines (The) Co.*	584	16,799
Merck & Co., Inc.	4,075	238,551
Molina Healthcare, Inc.*	396	25,221
Mondelez International, Inc., Class A	2,579	95,255
Nestle SA (Switzerland)	3,515	274,313
Novartis AG (Switzerland)*	2,540	259,635
Novo Nordisk A/S, Class B (Denmark)	2,096	100,488
OncoMed Pharmaceuticals, Inc.*	1,284	32,074
OPKO Health, Inc.*	3,501	50,975
Orexigen Therapeutics, Inc.*	5,582	31,482
Owens & Minor, Inc.	600	21,396
Pfizer, Inc.	8,814	302,496
Philip Morris International, Inc.	2,334	193,629
Pilgrim’s Pride Corp.	1,735	47,591
Procter & Gamble (The) Co.	3,932	334,731
Raptor Pharmaceutical Corp.*	3,516	32,593
Reckitt Benckiser Group PLC (United Kingdom)	770	69,662
Roche Holding AG (Switzerland)	765	207,670
SABMiller PLC (United Kingdom)	1,112	63,091
Sanofi (France)	1,343	131,802
Seaboard Corp.*	15	60,150
Shire PLC (Ireland)	564	45,931
Spectrum Brands Holdings, Inc.	495	46,372
Takeda Pharmaceutical Co. Ltd. (Japan)	937	47,960
Teva Pharmaceutical Industries Ltd. (Israel)	994	55,771
Tyson Foods, Inc., Class A	467	19,292
Unilever NV (Netherlands)	1,851	80,576
Unilever PLC (United Kingdom)	1,459	64,556
UnitedHealth Group, Inc.	1,267	143,969
WellCare Health Plans, Inc.*	399	36,233
Wesfarmers Ltd. (Australia)	1,154	39,541
WEX, Inc.*	299	31,990
Woolworths Ltd. (Australia)	1,327	31,844

		6,854,941

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,174	29,769

Energy - 5.0%
Antero Resources Corp.*	2,567	101,268
BG Group PLC (United Kingdom)	3,848	56,913
BP PLC (United Kingdom)	20,447	141,437

Bristow Group, Inc.	295	18,272
Chesapeake Energy Corp.	6,652	110,955
Chevron Corp.	2,647	282,382
Diamondback Energy, Inc.*	467	33,255
Eni S.p.A (Italy)	2,862	53,421
EOG Resources, Inc.	717	64,329
Exxon Mobil Corp.	6,171	546,380
Forum Energy Technologies, Inc.*	817	15,956
Geospace Technologies Corp.*	584	10,880
ION Geophysical Corp.*	6,769	15,433
ONEOK, Inc.	1,751	77,499
Rosetta Resources, Inc.*	467	8,280
Royal Dutch Shell PLC, Class A (United Kingdom)	4,171	136,387
Royal Dutch Shell PLC, Class B (United Kingdom)	2,617	89,108
Schlumberger Ltd. (Netherland Antilles)	1,687	141,978
Statoil ASA (Norway)	1,237	23,317
Targa Resources Corp.	397	39,533
Total SA (France)	2,537	136,940
Western Refining, Inc.	817	38,481

		2,142,404

Financial - 16.3%
AIA Group Ltd. (Hong Kong)	12,857	75,675
Allianz SE (Germany)	457	76,506
American Express Co.	1,374	112,105
American International Group, Inc.	2,065	114,256
American Realty Capital Properties, Inc. REIT	7,352	72,123
American Tower Corp. REIT	602	59,682
AmTrust Financial Services, Inc.	659	35,520
Anworth Mortgage Asset Corp. REIT	5,252	27,468
Aon PLC (United Kingdom)	450	45,162
Australia & New Zealand Banking Group Ltd. (Australia)	3,154	87,097
AXA SA (France)	1,960	49,767
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,753	67,861
Banco Santander SA (Spain)	13,626	99,616
Bank of America Corp.	15,303	241,940
Bank of the Ozarks, Inc.	584	21,374
Barclays PLC (United Kingdom)	19,177	76,059
Berkshire Hathaway, Inc., Class B*	3,573	526,696
BNP Paribas SA (France)	1,138	66,335
Charles Schwab (The) Corp.	2,021	59,296
Chubb (The) Corp.	2,334	234,450
Citigroup, Inc.	4,317	226,297
CNO Financial Group, Inc.	2,049	33,317
Cohen & Steers, Inc.	350	14,585
Commonwealth Bank of Australia (Australia)	1,712	122,967
Credit Acceptance Corp.*	211	38,676
Credit Suisse Group AG (Switzerland)*	1,584	38,663
Deutsche Bank AG (Germany) (a)	1,450	47,664
EastGroup Properties, Inc. REIT	300	18,900
Employers Holdings, Inc.	1,284	30,290
EPR Properties REIT	399	24,343

Equity One, Inc. REIT	1,081	28,949
Equity Residential REIT	3,151	242,722
Evercore Partners, Inc., Class A	234	11,988
Financial Engines, Inc.	399	16,080
First American Financial Corp.	1,059	37,097
First Financial Bankshares, Inc.	600	15,762
FirstMerit Corp.	1,399	25,392
FXCM, Inc., Class A	1,984	4,186
GAMCO Investors, Inc., Class A	217	16,384
Hancock Holding Co.	693	20,284
Hanmi Financial Corp.	1,299	25,629
Highwoods Properties, Inc. REIT	746	34,025
HSBC Holdings PLC (United Kingdom)	19,908	177,433
ING Groep NV (Netherlands)*	4,346	64,950
Investors Bancorp, Inc.	3,044	34,945
JPMorgan Chase & Co.	5,049	309,403
LaSalle Hotel Properties REIT	950	36,974
Lloyds Banking Group PLC (United Kingdom)*	62,016	75,637
MarketAxess Holdings, Inc.	335	26,663
Marsh & McLennan Cos., Inc.	700	39,823
MGIC Investment Corp.*	3,151	28,769
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,270	86,270
Mizuho Financial Group, Inc. (Japan)	24,168	44,548
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	204	42,347
National Australia Bank Ltd. (Australia)	2,422	71,728
National Health Investors, Inc. REIT	300	21,354
NewStar Financial, Inc.*	2,101	20,968
Nordea Bank AB (Sweden)	3,373	45,515
Northfield Bancorp, Inc.	2,217	32,080
NorthStar Realty Finance Corp. REIT	3,151	60,562
PacWest Bancorp	817	37,447
PRA Group, Inc.*	400	20,036
Prospect Capital Corp.	2,998	25,873
Prosperity Bancshares, Inc.	698	36,108
Prudential PLC (United Kingdom)	2,872	72,251
Public Storage REIT	257	50,686
Radian Group, Inc.	1,751	27,683
RAIT Financial Trust REIT	3,384	24,940
RLJ Lodging Trust REIT	1,116	35,500
Ryman Hospitality Properties, Inc. REIT	460	27,646
Simon Property Group, Inc. REIT	460	87,566
Sovran Self Storage, Inc. REIT	298	27,422
Springleaf Holdings, Inc.*	934	35,912
Standard Chartered PLC (United Kingdom)	2,725	41,691
Stifel Financial Corp.*	600	32,862
Strategic Hotels & Resorts, Inc. REIT*	1,798	23,590
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,428	56,816
Sun Communities, Inc. REIT	300	20,277
Sunstone Hotel Investors, Inc. REIT	1,530	26,699
T. Rowe Price Group, Inc.	2,476	204,518
U.S. Bancorp	2,473	110,321
UBS Group AG (Switzerland)*	4,171	73,283

UMB Financial Corp.	350	18,039
Umpqua Holdings Corp.	1,867	30,880
Urban Edge Properties REIT*	852	20,397
Urstadt Biddle Properties, Inc., Class A REIT	1,284	29,172
Visa, Inc., Class A	1,069	290,030
Vornado Realty Trust REIT	1,704	187,508
Webster Financial Corp.	798	27,555
Wells Fargo & Co.	7,349	402,652
Western Alliance Bancorp*	700	19,873
Westpac Banking Corp. (Australia)	3,531	104,847
Weyerhaeuser Co. REIT	5,018	176,182
Zurich Insurance Group AG (Switzerland)*	154	49,236

		6,898,655

Industrial - 7.5%
3M Co.	934	157,519
ABB Ltd. (Switzerland)*	2,461	52,790
Actuant Corp., Class A	584	14,857
Acuity Brands, Inc.	459	72,742
Airbus Group NV (France)	663	41,051
Belden, Inc.	350	31,073
Berry Plastics Group, Inc.*	934	32,046
Boeing (The) Co.	1,144	172,572
Caterpillar, Inc.	880	72,952
CLARCOR, Inc.	350	23,034
Cognex Corp.*	700	31,283
Deutsche Post AG (Germany)	964	32,827
East Japan Railway Co. (Japan)	396	33,219
Eaton Corp. PLC (Ireland)	683	48,500
EMCOR Group, Inc.	594	26,154
Emerson Electric Co.	1,076	62,322
EnerSys	518	33,825
Esterline Technologies Corp.*	234	27,577
FANUC Corp. (Japan)	243	46,609
FedEx Corp.	350	61,943
FEI Co.	397	31,359
Fluor Corp.	1,517	87,986
Generac Holdings, Inc.*	699	34,454
General Dynamics Corp.	526	72,998
General Electric Co.	14,982	389,382
Graphic Packaging Holding Co.*	3,171	47,850
Griffon Corp.	2,451	40,000
Haynes International, Inc.	467	18,857
HEICO Corp.	584	34,608
Hitachi Ltd. (Japan)	5,685	38,874
Ingersoll-Rand PLC (Ireland)	2,341	157,292
KapStone Paper and Packaging Corp.	800	27,568
Koninklijke Philips NV (Netherlands)	1,041	31,185
LSB Industries, Inc.*	117	4,397
Middleby (The) Corp.*	504	53,731
Mistras Group, Inc.*	1,167	21,998
Parker-Hannifin Corp.	1,401	171,889

Ply Gem Holdings, Inc.*	2,801	38,458
Precision Castparts Corp.	234	50,614
Quanex Building Products Corp.	1,517	29,718
Rofin-Sinar Technologies, Inc.*	1,167	27,973
Rolls-Royce Holdings PLC (United Kingdom)*	2,122	31,090
Sanmina Corp.*	700	15,890
Schneider Electric SE (France)	616	49,618
Siemens AG (Germany)	900	100,533
SunPower Corp.*	1,167	38,114
Swift Transportation Co.*	1,167	33,003
TTM Technologies, Inc.*	3,501	30,844
Union Pacific Corp.	1,297	155,977
United Parcel Service, Inc., Class B	1,253	127,468
USG Corp.*	1,284	36,196
Vinci SA (France)	516	30,615
Watts Water Technologies, Inc., Class A	300	16,494
Woodward, Inc.	594	28,839

		3,180,767

Technology - 8.9%
Acxiom Corp.*	700	14,000
Amkor Technology, Inc.*	1,984	19,304
Apple, Inc.	8,236	1,057,997
Applied Materials, Inc.	9,336	233,867
Aspen Technology, Inc.*	791	30,537
athenahealth, Inc.*	295	37,486
Broadcom Corp., Class A	4,201	190,011
Brooks Automation, Inc.	2,567	30,804
Canon, Inc. (Japan)	1,225	39,825
Computer Programs & Systems, Inc.	481	25,301
Convergys Corp.	991	22,149
Dealertrack Technologies, Inc.*	467	18,573
EMC Corp.	3,033	87,775
Engility Holdings, Inc.	700	25,270
Entegris, Inc.*	1,167	15,649
Fidelity National Information Services, Inc.	2,521	170,394
Hewlett-Packard Co.	2,684	93,511
Infoblox, Inc.*	2,334	54,265
Intel Corp.	5,586	185,734
International Business Machines Corp.	1,534	248,416
Intersil Corp., Class A	1,050	16,369
MAXIMUS, Inc.	584	34,590
Mentor Graphics Corp.	1,090	25,571
Microsemi Corp.*	768	24,760
Microsoft Corp.	10,749	471,344
Oracle Corp.	6,693	293,287
PTC, Inc.*	1,043	36,145
SAP SE (Germany)	984	69,196
SS&C Technologies Holdings, Inc.	699	42,415
SunEdison, Inc.*	2,217	49,084
SYNNEX Corp.	295	22,494
Syntel, Inc.*	794	39,224
Ultimate Software Group (The), Inc.*	249	40,997

		3,766,344

Utilities - 1.4%
Chesapeake Utilities Corp.	525	24,780
Cleco Corp.	577	31,406
Dominion Resources, Inc.	851	61,349
Duke Energy Corp.	1,050	82,477
Dynegy, Inc.*	934	26,031
E.ON SE (Germany)	2,104	34,010
Enel S.p.A. (Italy)	7,436	34,267
GDF Suez (France)	1,516	33,717
National Grid PLC (United Kingdom)	4,218	57,735
NRG Yield, Inc., Class A	467	23,962
PG&E Corp.	3,851	206,914

		616,648

TOTAL COMMON STOCKS
(Cost $24,883,171)		30,640,233

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)
(Cost $40,132)	186	46,936

RIGHTS - 0.0%
Communications - 0.0%
Leap Wireless International, Inc. CVR*
(Cost $3,501)	1,435	3,501

	Principal Amount ($)	Value ($)
CORPORATE BONDS - 22.9%
Basic Materials - 1.1%
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	184,000	193,137
Dow Chemical (The) Co.
4.375%, 11/15/42	175,000	175,183
Rio Tinto Finance USA PLC (United Kingdom)
4.125%, 8/21/42	93,000	94,877

		463,197

Communications - 1.9%
AT&T, Inc.
5.55%, 8/15/41	231,000	252,643
4.35%, 6/15/45	198,000	187,985
Comcast Corp.
4.75%, 3/01/44	81,000	94,402
Time Warner, Inc.
4.65%, 6/01/44	93,000	101,026
Walt Disney (The) Co., Series E
4.125%, 12/01/41	166,000	181,084

		817,140

Consumer, Cyclical - 1.7%
Home Depot (The), Inc.
5.95%, 4/01/41	99,000	132,559
McDonald’s Corp., MTN
3.70%, 2/15/42	121,000	118,307
Wal-Mart Stores, Inc.
4.00%, 4/11/43	438,000	464,661

		715,527

Consumer, Non-cyclical - 4.8%
AbbVie, Inc.
4.40%, 11/06/42	163,000	172,067
Altria Group, Inc.
4.50%, 5/02/43	163,000	171,770
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 7/15/42	234,000	224,574
Baxter International, Inc.
3.65%, 8/15/42	93,000	87,783
Celgene Corp.
4.625%, 5/15/44	163,000	178,719
Diageo Investment Corp.
4.25%, 5/11/42	166,000	175,300
Medtronic, Inc.
4.50%, 3/15/42	120,000	128,771
Merck & Co., Inc.
4.15%, 5/18/43	163,000	174,191
Novartis Capital Corp.
4.40%, 5/06/44	76,000	87,326
PepsiCo, Inc.
4.00%, 3/05/42	78,000	78,863
Pfizer, Inc.
4.30%, 6/15/43	239,000	258,152
Philip Morris International, Inc.
4.50%, 3/20/42	121,000	131,507
Stryker Corp.
4.375%, 5/15/44	93,000	98,457
UnitedHealth Group, Inc.
4.625%, 11/15/41	57,000	65,240

		2,032,720

Energy - 1.8%
Apache Corp.
4.75%, 4/15/43	151,000	158,819
Halliburton Co.
4.50%, 11/15/41	38,000	40,724
National Oilwell Varco, Inc.
3.95%, 12/01/42	93,000	89,016
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	210,000	294,024
Statoil ASA (Norway)
5.10%, 8/17/40	142,000	170,814

		753,397

Financial - 1.9%
American Express Co.
4.05%, 12/03/42	140,000	142,623
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	169,000	188,606
Citigroup, Inc.
4.95%, 11/07/43	193,000	223,265
KFW (Germany) zero coupon,
4/18/36	175,000	98,416
Loews Corp.
4.125%, 5/15/43	175,000	170,347

		823,257

Industrial - 3.0%
Burlington Northern Santa Fe LLC
4.90%, 4/01/44	146,000	167,930
Deere & Co.
3.90%, 6/09/42	256,000	267,621
General Electric Co.
4.50%, 3/11/44	151,000	171,705
Lockheed Martin Corp.
4.07%, 12/15/42	222,000	232,099
Precision Castparts Corp.
3.90%, 1/15/43	93,000	95,082
Union Pacific Corp.
4.75%, 9/15/41	58,000	67,447
United Technologies Corp.
4.50%, 6/01/42	224,000	249,513

		1,251,397

Technology - 1.2%
Apple, Inc.
3.85%, 5/04/43	257,000	260,400
International Business Machines Corp.
4.00%, 6/20/42	222,000	224,090
Microsoft Corp.
4.50%, 10/01/40	40,000	44,779

		529,269

Utilities - 5.5%
Atmos Energy Corp.
5.50%, 6/15/41	79,000	101,228
CenterPoint Energy Houston Electric LLC
4.50%, 4/01/44	152,000	177,346
Consolidated Edison Co. of New York, Inc.
3.95%, 3/01/43	339,000	350,503
Dominion Gas Holdings LLC
4.80%, 11/01/43	81,000	91,047
Florida Power & Light Co.
4.125%, 2/01/42	165,000	181,416
Georgia Power Co.
4.30%, 3/15/42	195,000	214,772
Pacific Gas & Electric Co.
4.60%, 6/15/43	210,000	235,305
Puget Sound Energy, Inc.
4.434%, 11/15/41	96,000	107,745

San Diego Gas & Electric Co.
3.95%, 11/15/41	75,000	80,372
Southern California Edison Co.
6.05%, 3/15/39	253,000	340,332
Southern California Gas Co.
5.125%, 11/15/40	78,000	97,256
Virginia Electric & Power Co., Series D
4.65%, 8/15/43	304,000	357,930

		2,335,252

TOTAL CORPORATE BONDS
(Cost $9,206,657)		9,721,156

GOVERNMENT & AGENCY OBLIGATIONS - 4.2%
Other Government Related - 0.3%
Inter-American Development Bank, Series G, MTN (Supranational)
3.875%, 10/28/41	118,000	133,947

Sovereign Bonds - 1.4%
Israel Government International Bond (Israel)
4.50%, 1/30/43	80,000	85,500
United Mexican States, MTN (Mexico)
4.75%, 3/08/44	490,000	524,232

		609,732

U.S. Government Sponsored Agencies - 1.1%
Tennessee Valley Authority
4.875%, 1/15/48	373,000	463,899

U.S. Treasury Bonds - 1.4%
4.50%, 8/15/39	48,300	65,643
4.625%, 2/15/40	84,000	116,438
4.375%, 5/15/41	167,400	226,461
3.625%, 2/15/44	137,700	166,628

		575,170

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,618,566)		1,782,748

TOTAL INVESTMENTS - 99.5%
(Cost $35,752,027) (b)		$42,194,574
Other assets less liabilities - 0.5%		229,207

NET ASSETS - 100.0%		$42,423,781

CVR - Contingent Value Rights.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the nine months ended February 28, 2015.

	Fair Value 5/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 2/28/15	Dividend Income
Deutsche Bank AG (Common Stock)	$48,405	$13,928	$(6,083)	$812	$(9,398)	$47,664	$—

(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $35,990,546. The unrealized appreciation was $6,204,028 which consisted of aggregate gross unrealized appreciation of $7,699,204 and aggregate gross unrealized depreciation of $1,495,176.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

db-X Exchange-Traded Funds Inc.

Schedule of Investments

Deutsche X-trackers 2040 Target Date ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value ($)
COMMON STOCKS - 91.1%
Basic Materials - 3.7%
Air Liquide SA (France)	451	59,604
Anglo American PLC (United Kingdom)	1,560	29,142
Axiall Corp.	700	32,417
BASF SE (Germany)	1,095	104,951
BHP Billiton Ltd. (Australia)	3,694	97,131
BHP Billiton PLC (United Kingdom)	2,375	59,271
Chemtura Corp.*	900	23,625
Dow Chemical (The) Co.	1,822	89,715
E.I. du Pont de Nemours & Co.	1,575	122,614
Freeport-McMoRan, Inc.	1,516	32,791
Glencore PLC (Switzerland)*	11,293	52,348
Linde AG (Germany)	227	46,181
Monsanto Co.	834	100,439
PolyOne Corp.	1,000	39,740
Rio Tinto PLC (United Kingdom)	1,473	72,589
Schnitzer Steel Industries, Inc., Class A	1,100	17,270
Sensient Technologies Corp.	496	31,550
Sherwin-Williams (The) Co.	989	282,063
Syngenta AG (Switzerland)	111	39,098
U.S. Silica Holdings, Inc.	500	16,205

		1,348,744

Communications - 8.6%
8x8, Inc.*	4,200	31,122
Amazon.com, Inc.*	620	235,699
Angie’s List, Inc.*	2,900	19,546
ARRIS Group, Inc.*	1,314	38,605
AT&T, Inc.	8,182	282,770
Bankrate, Inc.*	900	11,484
BT Group PLC (United Kingdom)	9,079	63,874
Cisco Systems, Inc.	7,225	213,210
Comcast Corp., Class A	3,682	218,637
Consolidated Communications Holdings, Inc.	357	7,597
Deutsche Telekom AG (Germany)	3,506	65,403
DigitalGlobe, Inc.*	800	26,600
Finisar Corp.*	814	17,102
Google, Inc., Class A*	501	281,878
Google, Inc., Class C*	490	273,616
Harmonic, Inc.*	5,200	40,612
HealthStream, Inc.*	1,400	36,232
Houghton Mifflin Harcourt Co.*	1,400	27,692
Perficient, Inc.*	1,500	29,820
Sinclair Broadcast Group, Inc., Class A	900	24,714

SoftBank Corp. (Japan)	1,014	62,446
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,576	46,367
Thomson Reuters Corp. (Canada)	1,285	50,430
Time Warner, Inc.	1,100	90,046
Twenty-First Century Fox, Inc., Class A	3,900	136,500
Ubiquiti Networks, Inc.	900	28,476
Verizon Communications, Inc.	6,275	310,299
Vodafone Group PLC (United Kingdom)	29,516	102,255
Walt Disney (The) Co.	2,635	274,251
WPP PLC (United Kingdom)	1,592	37,727
Yelp, Inc.*	800	38,400
Zillow Group, Inc., Class A*	400	45,900

		3,169,310

Consumer, Cyclical - 9.1%
AMC Entertainment Holdings, Inc., Class A	1,000	34,380
American Airlines Group, Inc.	1,000	47,900
Bayerische Motoren Werke AG (Germany)	393	49,696
Beacon Roofing Supply, Inc.*	500	15,010
Brunswick Corp.	900	48,816
Carnival Corp.	1,000	43,990
Cie Financiere Richemont SA (Switzerland)	610	53,747
Columbia Sportswear Co.	668	37,335
Compass Group PLC (United Kingdom)	2,123	37,758
CVS Health Corp.	1,874	194,652
Daimler AG (Germany)	1,146	110,943
Federal-Mogul Holdings Corp.*	1,400	18,298
Ford Motor Co.	5,907	96,520
Genesco, Inc.*	300	22,029
Group 1 Automotive, Inc.	300	24,402
Hennes & Mauritz AB, Class B (Sweden)	1,092	47,651
Hilton Worldwide Holdings, Inc.*	1,500	42,405
Home Depot (The), Inc.	2,084	239,139
Honda Motor Co. Ltd. (Japan)	1,898	62,664
HSN, Inc.	500	33,785
Inditex SA (Spain)	1,320	41,485
JetBlue Airways Corp.*	2,700	46,413
Kate Spade & Co.*	1,200	41,340
Kohl’s Corp.	300	22,140
Las Vegas Sands Corp.	1,300	73,970
Lennar Corp., Class A	2,100	105,441
LVMH Moet Hennessy Louis Vuitton SE (France)	346	63,460
Macy’s, Inc.	600	38,232
Marriott Vacations Worldwide Corp.	400	30,424
McDonald’s Corp.	1,700	168,130
Men’s Wearhouse (The), Inc.	527	26,450
Mitsubishi Corp. (Japan)	1,493	29,835
Mitsui & Co. Ltd. (Japan)	2,000	27,795
Mobile Mini, Inc.	500	20,745
NIKE, Inc., Class B	1,362	132,278
Office Depot, Inc.*	5,400	50,598
Panasonic Corp. (Japan)	2,600	32,493

Penske Automotive Group, Inc.	800	39,464
Restoration Hardware Holdings, Inc.*	300	26,430
Rite Aid Corp.*	9,300	74,214
Skechers U.S.A., Inc., Class A*	400	27,256
Spirit Airlines, Inc.*	700	54,446
Standard Pacific Corp.*	2,700	23,598
Tenneco, Inc.*	600	34,944
Tesla Motors, Inc.*	200	40,668
Toyota Motor Corp. (Japan)	3,230	217,710
UniFirst Corp.	200	23,766
Walgreens Boots Alliance, Inc.	1,473	122,377
Wal-Mart Stores, Inc.	5,176	434,422

		3,331,644

Consumer, Non-cyclical - 20.3%
Accuray, Inc.*	3,700	33,226
Affymetrix, Inc.*	3,500	40,950
Align Technology, Inc.*	743	42,611
Alnylam Pharmaceuticals, Inc.*	900	91,377
Amgen, Inc.	1,097	173,019
AmSurg Corp.*	243	14,604
Anheuser-Busch InBev NV (Belgium)	996	126,726
Anika Therapeutics, Inc.*	600	23,952
AstraZeneca PLC (United Kingdom)	1,492	102,952
Bayer AG (Germany)	998	147,474
British American Tobacco PLC (United Kingdom)	2,172	126,820
Capella Education Co.	500	32,410
Capital Senior Living Corp.*	1,200	30,000
Cardinal Health, Inc.	3,225	283,768
Centene Corp.*	1,024	62,935
Coca-Cola (The) Co.	6,802	294,527
Coca-Cola Bottling Co. Consolidated	407	42,487
CONMED Corp.	200	10,260
CoStar Group, Inc.*	364	72,494
CSL Ltd. (Australia)	598	43,102
Darling Ingredients, Inc.*	1,714	29,858
Deluxe Corp.	400	26,620
Diageo PLC (United Kingdom)	2,956	88,329
Ensign Group (The), Inc.	1,000	44,070
Euronet Worldwide, Inc.*	500	28,250
Foundation Medicine, Inc.*	1,100	52,536
FTI Consulting, Inc.*	314	11,577
Gilead Sciences, Inc.*	2,309	239,051
GlaxoSmithKline PLC (United Kingdom)	5,856	139,364
Haemonetics Corp.*	400	17,784
Hain Celestial Group (The), Inc.*	856	53,526
Humana, Inc.	1,470	241,639
Impax Laboratories, Inc.*	800	32,232
Imperial Tobacco Group PLC (United Kingdom)	1,120	55,211
Indivior PLC (United Kingdom)*	813	2,194
Integra LifeSciences Holdings Corp.*	300	18,003
Intercept Pharmaceuticals, Inc.*	200	44,274

Isis Pharmaceuticals, Inc.*	1,500	102,840
Johnson & Johnson	4,483	459,552
Kellogg Co.	600	38,688
Kindred Healthcare, Inc.	500	10,610
LDR Holding Corp.*	1,300	50,817
Live Nation Entertainment, Inc.*	1,865	47,725
Magellan Health, Inc.*	239	15,313
MannKind Corp.*	3,900	25,428
McGraw Hill Financial, Inc.	2,600	268,060
Medicines (The) Co.*	600	17,259
Merck & Co., Inc.	4,488	262,727
Molina Healthcare, Inc.*	400	25,476
Mondelez International, Inc., Class A	2,723	100,574
Nestle SA (Switzerland)	3,776	294,681
Novartis AG (Switzerland)*	2,706	276,603
Novo Nordisk A/S, Class B (Denmark)	2,284	109,501
OncoMed Pharmaceuticals, Inc.*	1,500	37,470
OPKO Health, Inc.*	3,800	55,328
Orexigen Therapeutics, Inc.*	6,100	34,404
Owens & Minor, Inc.	700	24,962
Pfizer, Inc.	9,662	331,600
Philip Morris International, Inc.	2,600	215,696
Pilgrim’s Pride Corp.	1,955	53,626
Procter & Gamble (The) Co.	4,308	366,740
Raptor Pharmaceutical Corp.*	3,800	35,226
Reckitt Benckiser Group PLC (United Kingdom)	813	73,552
Roche Holding AG (Switzerland)	811	220,157
SABMiller PLC (United Kingdom)	1,182	67,063
Sanofi (France)	1,488	146,033
Seaboard Corp.*	11	44,110
Shire PLC (Ireland)	617	50,247
Spectrum Brands Holdings, Inc.	514	48,152
Takeda Pharmaceutical Co. Ltd. (Japan)	941	48,165
Teva Pharmaceutical Industries Ltd. (Israel)	1,039	58,295
Tyson Foods, Inc., Class A	500	20,655
Unilever NV (Netherlands)	1,945	84,667
Unilever PLC (United Kingdom)	1,536	67,963
UnitedHealth Group, Inc.	1,446	164,309
WellCare Health Plans, Inc.*	400	36,324
Wesfarmers Ltd. (Australia)	1,263	43,276
WEX, Inc.*	400	42,796
Woolworths Ltd. (Australia)	1,452	34,843

		7,431,725

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,706	37,053

Energy - 6.4%
Antero Resources Corp.*	2,800	110,460
BG Group PLC (United Kingdom)	4,050	59,900
BP PLC (United Kingdom)	23,256	160,867

Bristow Group, Inc.	343	21,246
Chesapeake Energy Corp.	7,300	121,764
Chevron Corp.	2,907	310,119
Diamondback Energy, Inc.*	500	35,605
Eni S.p.A (Italy)	3,030	56,557
EOG Resources, Inc.	800	71,776
Exxon Mobil Corp.	6,763	598,796
Forum Energy Technologies, Inc.*	900	17,577
Geospace Technologies Corp.*	700	13,041
ION Geophysical Corp.*	7,400	16,872
ONEOK, Inc.	2,000	88,520
Rosetta Resources, Inc.*	600	10,638
Royal Dutch Shell PLC, Class A (United Kingdom)	4,404	144,006
Royal Dutch Shell PLC, Class B (United Kingdom)	2,863	97,484
Schlumberger Ltd. (Netherland Antilles)	1,801	151,572
Statoil ASA (Norway)	1,307	24,636
Targa Resources Corp.	428	42,620
Total SA (France)	2,754	148,653
Western Refining, Inc.	900	42,390

		2,345,099

Financial - 20.5%
AIA Group Ltd. (Hong Kong)	14,278	84,039
Allianz SE (Germany)	498	83,370
American Express Co.	1,545	126,057
American International Group, Inc.	2,294	126,927
American Realty Capital Properties, Inc. REIT	8,000	78,480
American Tower Corp. REIT	639	63,350
AmTrust Financial Services, Inc.	770	41,503
Anworth Mortgage Asset Corp. REIT	5,800	30,334
Aon PLC (United Kingdom)	500	50,180
Australia & New Zealand Banking Group Ltd. (Australia)	3,374	93,172
AXA SA (France)	2,044	51,899
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,967	70,012
Banco Santander SA (Spain)	14,929	109,142
Bank of America Corp.	16,597	262,399
Bank of the Ozarks, Inc.	700	25,620
Barclays PLC (United Kingdom)	21,066	83,551
Berkshire Hathaway, Inc., Class B*	3,905	575,636
BNP Paribas SA (France)	1,197	69,774
Charles Schwab (The) Corp.	2,108	61,849
Chubb (The) Corp.	2,400	241,080
Citigroup, Inc.	4,597	240,975
CNO Financial Group, Inc.	2,200	35,772
Cohen & Steers, Inc.	400	16,668
Commonwealth Bank of Australia (Australia)	1,958	140,636
Credit Acceptance Corp.*	228	41,792
Credit Suisse Group AG (Switzerland)*	1,713	41,812
Deutsche Bank AG (Germany) (a)	1,537	50,524
EastGroup Properties, Inc. REIT	300	18,900
Employers Holdings, Inc.	1,400	33,026
EPR Properties REIT	500	30,505

Equity One, Inc. REIT	1,200	32,136
Equity Residential REIT	3,400	261,902
Evercore Partners, Inc., Class A	300	15,369
Financial Engines, Inc.	500	20,150
First American Financial Corp.	1,100	38,533
First Financial Bankshares, Inc.	600	15,762
FirstMerit Corp.	1,700	30,855
FXCM, Inc., Class A	2,200	4,642
GAMCO Investors, Inc., Class A	200	15,100
Hancock Holding Co.	757	22,157
Hanmi Financial Corp.	1,600	31,568
Highwoods Properties, Inc. REIT	799	36,442
HSBC Holdings PLC (United Kingdom)	22,171	197,603
ING Groep NV (Netherlands)*	4,545	67,924
Investors Bancorp, Inc.	3,348	38,435
JPMorgan Chase & Co.	5,560	340,717
LaSalle Hotel Properties REIT	1,000	38,920
Lloyds Banking Group PLC (United Kingdom)*	67,839	82,739
MarketAxess Holdings, Inc.	356	28,334
Marsh & McLennan Cos., Inc.	800	45,512
MGIC Investment Corp.*	3,500	31,955
Mitsubishi UFJ Financial Group, Inc. (Japan)	15,563	101,177
Mizuho Financial Group, Inc. (Japan)	25,171	46,397
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	218	45,253
National Australia Bank Ltd. (Australia)	2,879	85,262
National Health Investors, Inc. REIT	300	21,354
NewStar Financial, Inc.*	2,400	23,952
Nordea Bank AB (Sweden)	3,690	49,793
Northfield Bancorp, Inc.	2,400	34,728
NorthStar Realty Finance Corp. REIT	3,400	65,348
PacWest Bancorp	900	41,252
PRA Group, Inc.*	400	20,036
Prospect Capital Corp.	2,600	22,438
Prosperity Bancshares, Inc.	600	31,038
Prudential PLC (United Kingdom)	3,051	76,754
Public Storage REIT	280	55,222
Radian Group, Inc.	1,900	30,039
RAIT Financial Trust REIT	3,700	27,269
RLJ Lodging Trust REIT	1,300	41,353
Ryman Hospitality Properties, Inc. REIT	376	22,598
Simon Property Group, Inc. REIT	491	93,467
Sovran Self Storage, Inc. REIT	357	32,851
Springleaf Holdings, Inc.*	1,100	42,295
Standard Chartered PLC (United Kingdom)	2,863	43,803
Stifel Financial Corp.*	700	38,339
Strategic Hotels & Resorts, Inc. REIT*	2,200	28,864
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,501	59,720
Sun Communities, Inc. REIT	400	27,036
Sunstone Hotel Investors, Inc. REIT	1,715	29,927
T. Rowe Price Group, Inc.	2,634	217,568
U.S. Bancorp	2,767	123,436
UBS Group AG (Switzerland)*	4,281	75,216

UMB Financial Corp.	400	20,616
Umpqua Holdings Corp.	2,000	33,080
Urban Edge Properties REIT*	930	22,264
Urstadt Biddle Properties, Inc., Class A REIT	1,400	31,808
Visa, Inc., Class A	1,194	323,944
Vornado Realty Trust REIT	1,860	204,674
Webster Financial Corp.	900	31,077
Wells Fargo & Co.	8,190	448,730
Western Alliance Bancorp*	800	22,712
Westpac Banking Corp. (Australia)	3,784	112,359
Weyerhaeuser Co. REIT	5,500	193,105
Zurich Insurance Group AG (Switzerland)*	177	56,590

		7,530,483

Industrial - 9.4%
3M Co.	1,000	168,650
ABB Ltd. (Switzerland)*	2,616	56,115
Actuant Corp., Class A	600	15,264
Acuity Brands, Inc.	466	73,852
Airbus Group NV (France)	702	43,465
Belden, Inc.	400	35,512
Berry Plastics Group, Inc.*	1,100	37,741
Boeing (The) Co.	1,208	182,227
Caterpillar, Inc.	1,019	84,475
CLARCOR, Inc.	400	26,324
Cognex Corp.*	800	35,752
Deutsche Post AG (Germany)	1,036	35,278
East Japan Railway Co. (Japan)	428	35,904
Eaton Corp. PLC (Ireland)	756	53,684
EMCOR Group, Inc.	585	25,757
Emerson Electric Co.	1,115	64,581
EnerSys	533	34,805
Esterline Technologies Corp.*	300	35,355
FANUC Corp. (Japan)	241	46,226
FedEx Corp.	400	70,792
FEI Co.	367	28,989
Fluor Corp.	1,600	92,800
Generac Holdings, Inc.*	700	34,503
General Dynamics Corp.	543	75,357
General Electric Co.	16,300	423,637
Graphic Packaging Holding Co.*	3,298	49,767
Griffon Corp.	2,600	42,432
Haynes International, Inc.	600	24,228
HEICO Corp.	600	35,556
Hitachi Ltd. (Japan)	5,997	41,008
Ingersoll-Rand PLC (Ireland)	2,603	174,896
KapStone Paper and Packaging Corp.	1,000	34,460
Koninklijke Philips NV (Netherlands)	1,088	32,593
LSB Industries, Inc.*	200	7,516
Middleby (The) Corp.*	513	54,691
Mistras Group, Inc.*	1,300	24,505
Parker-Hannifin Corp.	1,500	184,035

Ply Gem Holdings, Inc.*	3,100	42,563
Precision Castparts Corp.	200	43,260
Quanex Building Products Corp.	1,700	33,303
Rofin-Sinar Technologies, Inc.*	1,300	31,161
Rolls-Royce Holdings PLC (United Kingdom)*	2,215	32,452
Sanmina Corp.*	700	15,890
Schneider Electric SE (France)	651	52,437
Siemens AG (Germany)	940	105,001
SunPower Corp.*	1,300	42,458
Swift Transportation Co.*	1,300	36,764
TTM Technologies, Inc.*	3,900	34,359
Union Pacific Corp.	1,418	170,529
United Parcel Service, Inc., Class B	1,436	146,084
USG Corp.*	1,400	39,466
Vinci SA (France)	555	32,929
Watts Water Technologies, Inc., Class A	300	16,494
Woodward, Inc.	657	31,897

		3,429,779

Technology - 11.2%
Acxiom Corp.*	700	14,000
Amkor Technology, Inc.*	2,200	21,406
Apple, Inc.	8,986	1,154,341
Applied Materials, Inc.	10,200	255,510
Aspen Technology, Inc.*	857	33,084
athenahealth, Inc.*	328	41,679
Broadcom Corp., Class A	4,600	208,058
Brooks Automation, Inc.	2,900	34,800
Canon, Inc. (Japan)	1,342	43,628
Computer Programs & Systems, Inc.	500	26,300
Convergys Corp.	1,000	22,350
Dealertrack Technologies, Inc.*	500	19,885
EMC Corp.	3,185	92,174
Engility Holdings, Inc.	800	28,880
Entegris, Inc.*	1,200	16,092
Fidelity National Information Services, Inc.	2,802	189,387
Hewlett-Packard Co.	3,000	104,520
Infoblox, Inc.*	2,600	60,450
Intel Corp.	6,027	200,398
International Business Machines Corp.	1,686	273,031
Intersil Corp., Class A	1,200	18,708
MAXIMUS, Inc.	600	35,538
Mentor Graphics Corp.	1,085	25,454
Microsemi Corp.*	857	27,630
Microsoft Corp.	11,760	515,676
Oracle Corp.	7,437	325,889
PTC, Inc.*	1,105	38,294
SAP SE (Germany)	1,031	72,501
SS&C Technologies Holdings, Inc.	800	48,544
SunEdison, Inc.*	2,400	53,136
SYNNEX Corp.	343	26,154
Syntel, Inc.*	788	38,927
Ultimate Software Group (The), Inc.*	257	42,314

		4,108,738

Utilities - 1.8%
Chesapeake Utilities Corp.	600	28,320
Cleco Corp.	600	32,658
Dominion Resources, Inc.	970	69,927
Duke Energy Corp.	1,100	86,405
Dynegy, Inc.*	1,100	30,657
E.ON SE (Germany)	2,289	37,001
Enel S.p.A. (Italy)	8,135	37,488
GDF Suez (France)	1,602	35,630
National Grid PLC (United Kingdom)	4,448	60,883
NRG Yield, Inc., Class A	600	30,786
PG&E Corp.	4,200	225,666

		675,421

TOTAL COMMON STOCKS
(Cost $26,193,326)		33,407,996

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)
(Cost $44,263)	203	51,226

RIGHTS - 0.0%
Communications - 0.0%
Leap Wireless International, Inc. CVR*
(Cost $3,587)	1,470	3,587

	Principal Amount ($)	Value ($)
CORPORATE BONDS - 3.6%
Basic Materials - 0.1%
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	5,000	5,248
Dow Chemical (The) Co.
4.375%, 11/15/42	20,000	20,021
Rio Tinto Finance USA PLC (United Kingdom)
4.125%, 8/21/42	18,000	18,364

		43,633

Communications - 0.4%
AT&T, Inc.
4.35%, 6/15/45	95,000	90,195
Comcast Corp.
4.75%, 3/01/44	10,000	11,655
Time Warner, Inc.
4.65%, 6/01/44	10,000	10,863
Vodafone Group PLC (United Kingdom)
4.375%, 2/19/43	19,000	18,914
Walt Disney (The) Co., Series E
4.125%, 12/01/41	20,000	21,817

		153,444

Consumer, Cyclical - 0.3%
Home Depot (The), Inc.
4.20%, 4/01/43	23,000	24,880
McDonald’s Corp., MTN
3.70%, 2/15/42	17,000	16,622
Wal-Mart Stores, Inc.
4.00%, 4/11/43	60,000	63,652

		105,154

Consumer, Non-cyclical - 0.7%
AbbVie, Inc.
4.40%, 11/06/42	21,000	22,168
Altria Group, Inc.
4.50%, 5/02/43	20,000	21,076
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 7/15/42	15,000	14,396
Baxter International, Inc.
3.65%, 8/15/42	10,000	9,439
Celgene Corp.
4.625%, 5/15/44	20,000	21,929
Diageo Investment Corp.
4.25%, 5/11/42	18,000	19,008
Medtronic, Inc.
4.50%, 3/15/42	20,000	21,462
Merck & Co., Inc.
4.15%, 5/18/43	10,000	10,687
Novartis Capital Corp.
4.40%, 5/06/44	10,000	11,490
PepsiCo, Inc.
4.00%, 3/05/42	5,000	5,055
Pfizer, Inc.
4.30%, 6/15/43	57,000	61,568
Philip Morris International, Inc.
4.50%, 3/20/42	18,000	19,563
Stryker Corp.
4.375%, 5/15/44	10,000	10,587
UnitedHealth Group, Inc.
4.625%, 11/15/41	8,000	9,156

		257,584

Energy - 0.2%
Apache Corp.
4.75%, 4/15/43	20,000	21,036
Halliburton Co.
4.50%, 11/15/41	5,000	5,358
National Oilwell Varco, Inc.
3.95%, 12/01/42	15,000	14,357
Shell International Finance BV (Netherlands)
4.55%, 8/12/43	15,000	17,193
Statoil ASA (Norway)
5.10%, 8/17/40	23,000	27,667

		85,611

Financial - 0.3%
American Express Co.
4.05%, 12/03/42	15,000	15,281
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	33,000	36,829
Citigroup, Inc.
4.95%, 11/07/43	20,000	23,136
KFW (Germany) zero coupon,
4/18/36	30,000	16,871
Loews Corp.
4.125%, 5/15/43	20,000	19,468

		111,585

Industrial - 0.5%
Burlington Northern Santa Fe LLC
4.90%, 4/01/44	20,000	23,004
Deere & Co.
3.90%, 6/09/42	20,000	20,908
General Electric Co.
4.50%, 3/11/44	25,000	28,428
Lockheed Martin Corp.
4.07%, 12/15/42	30,000	31,365
Precision Castparts Corp.
3.90%, 1/15/43	10,000	10,224
Union Pacific Corp.
4.75%, 9/15/41	26,000	30,235
United Technologies Corp.
4.50%, 6/01/42	18,000	20,050

		164,214

Technology - 0.2%
Apple, Inc.
3.85%, 5/04/43	37,000	37,490
International Business Machines Corp.
4.00%, 6/20/42	30,000	30,282
Microsoft Corp.
4.50%, 10/01/40	11,000	12,314

		80,086

Utilities - 0.9%
Atmos Energy Corp.
5.50%, 6/15/41	20,000	25,628
CenterPoint Energy Houston Electric LLC
4.50%, 4/01/44	20,000	23,335
Consolidated Edison Co. of New York, Inc.
3.95%, 3/01/43	24,000	24,814
Dominion Gas Holdings LLC
4.80%, 11/01/43	10,000	11,240
Florida Power & Light Co.
5.25%, 2/01/41	12,000	15,169
Georgia Power Co.
4.30%, 3/15/42	12,000	13,217
Pacific Gas & Electric Co.
4.60%, 6/15/43	30,000	33,615
Public Service Electric & Gas Co., MTN
3.65%, 9/01/42	23,000	23,248

Puget Sound Energy, Inc.
4.434%, 11/15/41	17,000	19,080
San Diego Gas & Electric Co.
3.95%, 11/15/41	12,000	12,860
Southern California Edison Co.
4.65%, 10/01/43	20,000	23,676
Southern California Gas Co.
5.125%, 11/15/40	12,000	14,962
Southern Power Co.
5.15%, 9/15/41	13,000	15,399
Virginia Electric & Power Co., Series D
4.65%, 8/15/43	45,000	52,983

		309,226

TOTAL CORPORATE BONDS
(Cost $1,220,111)		1,310,537

GOVERNMENT & AGENCY OBLIGATIONS - 4.9%
Other Government Related - 0.0%
Inter-American Development Bank, Series G, MTN (Supranational)
3.875%, 10/28/41	19,000	21,568

Sovereign Bonds - 0.2%
Israel Government International Bond (Israel)
4.50%, 1/30/43	10,000	10,687
United Mexican States, MTN (Mexico)
4.75%, 3/08/44	47,000	50,284

		60,971

U.S. Government Sponsored Agencies - 0.2%
Tennessee Valley Authority
4.875%, 1/15/48	54,000	67,160

U.S. Treasury Bonds - 4.5%
4.375%, 11/15/39	205,200	274,439
4.625%, 2/15/40	98,700	136,815
4.375%, 5/15/40	84,800	113,698
4.75%, 2/15/41	84,500	120,241
4.375%, 5/15/41	136,400	184,524
3.125%, 2/15/42	245,100	271,027
3.75%, 11/15/43	450,000	556,488

		1,657,232

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,544,869)		1,806,931

TOTAL INVESTMENTS - 99.7%
(Cost $29,006,156) (b)		$36,580,277
Other assets less liabilities - 0.3%		111,962

NET ASSETS - 100.0%		$36,692,239

CVR - Contingent Value Rights.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the nine months ended February 28, 2015.

	Fair Value 5/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 2/28/15	Dividend Income
Deutsche Bank AG (Common Stock)	$50,228	$11,026	$—	$(10,730)	$—	$50,524	$—

(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $29,018,365. The unrealized appreciation was $7,561,912 which consisted of aggregate gross unrealized appreciation of $9,307,347 and aggregate gross unrealized depreciation of $1,745,435.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

db-X Exchange-Traded Funds Inc.

Schedule of Investments

Deutsche X-trackers In-Target Date ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value ($)
COMMON STOCKS - 33.0%
Basic Materials - 1.3%
Air Liquide SA (France)	47	6,212
Anglo American PLC (United Kingdom)	180	3,363
BASF SE (Germany)	127	12,172
BHP Billiton Ltd. (Australia)	418	10,991
BHP Billiton PLC (United Kingdom)	274	6,838
Chemtura Corp.*	100	2,625
Dow Chemical (The) Co.	233	11,473
E.I. du Pont de Nemours & Co.	181	14,091
Freeport-McMoRan, Inc.	134	2,898
Glencore PLC (Switzerland)*	1,325	6,142
Linde AG (Germany)	27	5,493
Monsanto Co.	100	12,043
PolyOne Corp.	100	3,974
Rio Tinto PLC (United Kingdom)	163	8,033
Schnitzer Steel Industries, Inc., Class A	100	1,570
Sensient Technologies Corp.	100	6,361
Sherwin-Williams (The) Co.	117	33,368
Syngenta AG (Switzerland)	13	4,579
U.S. Silica Holdings, Inc.	100	3,241

		155,467

Communications - 3.2%
8x8, Inc.*	500	3,705
Amazon.com, Inc.*	76	28,892
Angie’s List, Inc.*	400	2,696
ARRIS Group, Inc.*	200	5,876
AT&T, Inc.	993	34,318
Bankrate, Inc.*	100	1,276
BT Group PLC (United Kingdom)	1,087	7,647
Cisco Systems, Inc.	828	24,434
Comcast Corp., Class A	407	24,168
Deutsche Telekom AG (Germany)	430	8,021
Finisar Corp.*	100	2,101
Google, Inc., Class A*	56	31,507
Google, Inc., Class C*	60	33,504
Harmonic, Inc.*	800	6,248
HealthStream, Inc.*	200	5,176
Houghton Mifflin Harcourt Co.*	200	3,956
Perficient, Inc.*	200	3,976
Sinclair Broadcast Group, Inc., Class A	100	2,746
SoftBank Corp. (Japan)	100	6,158
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	456	5,913
Thomson Reuters Corp. (Canada)	64	2,512

Time Warner, Inc.	100	8,186
Twenty-First Century Fox, Inc., Class A	500	17,500
Ubiquiti Networks, Inc.	100	3,164
Verizon Communications, Inc.	670	33,132
Vodafone Group PLC (United Kingdom)	3,478	12,049
Walt Disney (The) Co.	350	36,428
WPP PLC (United Kingdom)	184	4,361
Yelp, Inc.*	100	4,800
Zillow Group, Inc., Class A*	50	5,738

		370,188

Consumer, Cyclical - 3.2%
AMC Entertainment Holdings, Inc., Class A	100	3,438
American Airlines Group, Inc.	100	4,790
Bayerische Motoren Werke AG (Germany)	46	5,817
Beacon Roofing Supply, Inc.*	100	3,002
Brunswick Corp.	100	5,424
Carnival Corp.	100	4,399
Cie Financiere Richemont SA (Switzerland)	66	5,815
Columbia Sportswear Co.	46	2,571
Compass Group PLC (United Kingdom)	221	3,931
CVS Health Corp.	235	24,409
Daimler AG (Germany)	137	13,263
Federal-Mogul Holdings Corp.*	200	2,614
Ford Motor Co.	634	10,360
Hennes & Mauritz AB, Class B (Sweden)	103	4,495
Hilton Worldwide Holdings, Inc.*	200	5,654
Home Depot (The), Inc.	195	22,376
Honda Motor Co. Ltd. (Japan)	172	5,679
HSN, Inc.	100	6,757
Inditex SA (Spain)	150	4,714
JetBlue Airways Corp.*	300	5,157
Kate Spade & Co.*	100	3,445
Las Vegas Sands Corp.	200	11,380
Lennar Corp., Class A	200	10,042
LVMH Moet Hennessy Louis Vuitton SE (France)	37	6,786
Macy’s, Inc.	100	6,372
McDonald’s Corp.	200	19,780
Men’s Wearhouse (The), Inc.	75	3,764
Mitsubishi Corp. (Japan)	166	3,317
Mitsui & Co. Ltd. (Japan)	200	2,780
Mobile Mini, Inc.	100	4,149
NIKE, Inc., Class B	200	19,424
Office Depot, Inc.*	700	6,559
Panasonic Corp. (Japan)	300	3,749
Penske Automotive Group, Inc.	100	4,933
Rite Aid Corp.*	1,100	8,778
Skechers U.S.A., Inc., Class A*	100	6,814
Spirit Airlines, Inc.*	100	7,778
Standard Pacific Corp.*	300	2,622
Tenneco, Inc.*	100	5,824
Toyota Motor Corp. (Japan)	320	21,569
Walgreens Boots Alliance, Inc.	176	14,622
Wal-Mart Stores, Inc.	552	46,329

		365,481

Consumer, Non-cyclical - 7.2%
Accuray, Inc.*	400	3,592
Affymetrix, Inc.*	400	4,680
Align Technology, Inc.*	80	4,588
Alnylam Pharmaceuticals, Inc.*	100	10,153
Amgen, Inc.	147	23,185
Anheuser-Busch InBev NV (Belgium)	111	14,123
Anika Therapeutics, Inc.*	100	3,992
AstraZeneca PLC (United Kingdom)	168	11,592
Bayer AG (Germany)	114	16,846
British American Tobacco PLC (United Kingdom)	255	14,889
Capella Education Co.	100	6,482
Capital Senior Living Corp.*	100	2,500
Cardinal Health, Inc.	392	34,492
Centene Corp.*	200	12,292
Coca-Cola (The) Co.	692	29,964
CoStar Group, Inc.*	37	7,369
CSL Ltd. (Australia)	59	4,253
Darling Ingredients, Inc.*	200	3,484
Deluxe Corp.	100	6,655
Diageo PLC (United Kingdom)	301	8,994
Ensign Group (The), Inc.	100	4,407
Euronet Worldwide, Inc.*	100	5,650
Foundation Medicine, Inc.*	100	4,776
Gilead Sciences, Inc.*	287	29,713
GlaxoSmithKline PLC (United Kingdom)	652	15,517
Haemonetics Corp.*	100	4,446
Hain Celestial Group (The), Inc.*	150	9,380
Humana, Inc.	168	27,616
Impax Laboratories, Inc.*	100	4,029
Imperial Tobacco Group PLC (United Kingdom)	130	6,408
Indivior PLC (United Kingdom)*	88	237
Intercept Pharmaceuticals, Inc.*	30	6,641
Isis Pharmaceuticals, Inc.*	200	13,712
Johnson & Johnson	506	51,870
Kellogg Co.	100	6,448
Kindred Healthcare, Inc.	100	2,122
LDR Holding Corp.*	200	7,818
Live Nation Entertainment, Inc.*	200	5,118
MannKind Corp.*	500	3,260
McGraw Hill Financial, Inc.	300	30,930
Medicines (The) Co.*	100	2,877
Merck & Co., Inc.	495	28,977
Mondelez International, Inc., Class A	346	12,780
Nestle SA (Switzerland)	445	34,728
Novartis AG (Switzerland)*	313	31,994
Novo Nordisk A/S, Class B (Denmark)	268	12,849
OncoMed Pharmaceuticals, Inc.*	200	4,996

OPKO Health, Inc.*	400	5,824
Orexigen Therapeutics, Inc.*	700	3,948
Pfizer, Inc.	1,025	35,178
Philip Morris International, Inc.	300	24,888
Pilgrim’s Pride Corp.	200	5,486
Procter & Gamble (The) Co.	440	37,457
Raptor Pharmaceutical Corp.*	400	3,708
Reckitt Benckiser Group PLC (United Kingdom)	88	7,961
Roche Holding AG (Switzerland)	94	25,518
SABMiller PLC (United Kingdom)	131	7,433
Sanofi (France)	167	16,389
Seaboard Corp.*	1	4,010
Shire PLC (Ireland)	71	5,782
Takeda Pharmaceutical Co. Ltd. (Japan)	7	358
Teva Pharmaceutical Industries Ltd. (Israel)	104	5,835
Tyson Foods, Inc., Class A	100	4,131
Unilever NV (Netherlands)	217	9,446
Unilever PLC (United Kingdom)	150	6,637
UnitedHealth Group, Inc.	199	22,612
Wesfarmers Ltd. (Australia)	146	5,003
Woolworths Ltd. (Australia)	168	4,031

		835,059

Diversified - 0.0%
Hutchison Whampoa Ltd. (Hong Kong)	338	4,628

Energy - 2.3%
Antero Resources Corp.*	300	11,835
BG Group PLC (United Kingdom)	490	7,247
BP PLC (United Kingdom)	2,587	17,895
Chesapeake Energy Corp.	800	13,344
Chevron Corp.	345	36,805
Diamondback Energy, Inc.*	100	7,121
Eni S.p.A. (Italy)	353	6,589
EOG Resources, Inc.	100	8,972
Exxon Mobil Corp.	797	70,566
Forum Energy Technologies, Inc.*	100	1,953
Geospace Technologies Corp.*	100	1,863
ION Geophysical Corp.*	900	2,052
ONEOK, Inc.	200	8,852
Rosetta Resources, Inc.*	100	1,773
Royal Dutch Shell PLC, Class A (United Kingdom)	526	17,200
Royal Dutch Shell PLC, Class B (United Kingdom)	331	11,270
Schlumberger Ltd. (Netherland Antilles)	215	18,094
Statoil ASA (Norway)	142	2,677
Targa Resources Corp.	40	3,983
Total SA (France)	303	16,355
Western Refining, Inc.	100	4,710

		271,156

Financial - 7.5%
AIA Group Ltd. (Hong Kong)	1,760	10,359
Allianz SE (Germany)	57	9,542
American Express Co.	169	13,789
American International Group, Inc.	294	16,267
American Realty Capital Properties, Inc. REIT	1,000	9,810
American Tower Corp. REIT	76	7,535
AmTrust Financial Services, Inc.	10	539
Anworth Mortgage Asset Corp. REIT	700	3,661
Australia & New Zealand Banking Group Ltd. (Australia)	376	10,383
AXA SA (France)	210	5,332
Banco Bilbao Vizcaya Argentaria SA (Spain)	804	8,079
Banco Santander SA (Spain)	1,664	12,165
Bank of America Corp.	1,902	30,071
Bank of the Ozarks, Inc.	100	3,660
Barclays PLC (United Kingdom)	2,422	9,606
Berkshire Hathaway, Inc., Class B*	448	66,040
BNP Paribas SA (France)	151	8,802
Charles Schwab (The) Corp.	259	7,599
Chubb (The) Corp.	300	30,135
Citigroup, Inc.	597	31,295
CNO Financial Group, Inc.	200	3,252
Commonwealth Bank of Australia (Australia)	219	15,730
Credit Acceptance Corp.*	50	9,165
Credit Suisse Group AG (Switzerland)*	218	5,321
Deutsche Bank AG (Germany) (a)	183	6,016
Employers Holdings, Inc.	200	4,718
EPR Properties REIT	100	6,101
Equity One, Inc. REIT	154	4,124
Equity Residential REIT	400	30,812
Financial Engines, Inc.	100	4,030
First American Financial Corp.	100	3,503
First Financial Bankshares, Inc.	100	2,627
FirstMerit Corp.	200	3,630
FXCM, Inc., Class A	300	633
Hanmi Financial Corp.	200	3,946
Highwoods Properties, Inc. REIT	97	4,424
HSBC Holdings PLC (United Kingdom)	2,555	22,772
ING Groep NV (Netherlands)*	484	7,233
Investors Bancorp, Inc.	396	4,546
JPMorgan Chase & Co.	646	39,587
LaSalle Hotel Properties REIT	100	3,892
Lloyds Banking Group PLC (United Kingdom)*	7,847	9,571
MarketAxess Holdings, Inc.	45	3,582
Marsh & McLennan Cos., Inc.	100	5,689
MGIC Investment Corp.*	400	3,652
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,692	11,000
Mizuho Financial Group, Inc. (Japan)	3,027	5,580
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	24	4,982
National Australia Bank Ltd. (Australia)	310	9,181
NewStar Financial, Inc.*	300	2,994
Nordea Bank AB (Sweden)	427	5,762
Northfield Bancorp, Inc.	300	4,341

NorthStar Realty Finance Corp. REIT	400	7,688
PacWest Bancorp	100	4,584
PRA Group, Inc.*	100	5,009
Prospect Capital Corp.	400	3,452
Prosperity Bancshares, Inc.	100	5,173
Prudential PLC (United Kingdom)	326	8,201
Public Storage REIT	40	7,889
Radian Group, Inc.	200	3,162
RAIT Financial Trust REIT	500	3,685
RLJ Lodging Trust REIT	100	3,181
Ryman Hospitality Properties, Inc. REIT	13	781
Simon Property Group, Inc. REIT	61	11,612
Springleaf Holdings, Inc.*	100	3,845
Standard Chartered PLC (United Kingdom)	342	5,232
Stifel Financial Corp.*	100	5,477
Strategic Hotels & Resorts, Inc. REIT*	300	3,936
Sumitomo Mitsui Financial Group, Inc. (Japan)	222	8,833
Sunstone Hotel Investors, Inc. REIT	201	3,507
T. Rowe Price Group, Inc.	334	27,588
U.S. Bancorp	300	13,383
UBS Group AG (Switzerland)*	553	9,716
UMB Financial Corp.	100	5,154
Umpqua Holdings Corp.	200	3,308
Urban Edge Properties REIT*	110	2,633
Urstadt Biddle Properties, Inc., Class A REIT	200	4,544
Visa, Inc., Class A	136	36,898
Vornado Realty Trust REIT	220	24,209
Webster Financial Corp.	100	3,453
Wells Fargo & Co.	874	47,886
Western Alliance Bancorp*	100	2,839
Westpac Banking Corp. (Australia)	422	12,531
Weyerhaeuser Co. REIT	600	21,066
Zurich Insurance Group AG (Switzerland)*	16	5,115

		862,635

Industrial - 3.5%
3M Co.	100	16,865
ABB Ltd. (Switzerland)*	315	6,757
Actuant Corp., Class A	100	2,544
Acuity Brands, Inc.	50	7,924
Airbus Group NV (France)	89	5,510
Berry Plastics Group, Inc.*	100	3,431
Boeing (The) Co.	149	22,477
Caterpillar, Inc.	128	10,611
CLARCOR, Inc.	100	6,581
Cognex Corp.*	100	4,469
Deutsche Post AG (Germany)	126	4,291
Eaton Corp. PLC (Ireland)	94	6,675
EMCOR Group, Inc.	100	4,403
Emerson Electric Co.	139	8,051
EnerSys	67	4,375
FedEx Corp.	50	8,849

Fluor Corp.	200	11,600
Generac Holdings, Inc.*	100	4,929
General Dynamics Corp.	83	11,519
General Electric Co.	1,762	45,794
Graphic Packaging Holding Co.*	400	6,036
Griffon Corp.	300	4,896
Haynes International, Inc.	100	4,038
HEICO Corp.	100	5,926
Hitachi Ltd. (Japan)	1,000	6,838
Ingersoll-Rand PLC (Ireland)	252	16,932
KapStone Paper and Packaging Corp.	100	3,446
Koninklijke Philips NV (Netherlands)	106	3,175
Middleby (The) Corp.*	90	9,595
Mistras Group, Inc.*	200	3,770
Parker-Hannifin Corp.	200	24,538
Ply Gem Holdings, Inc.*	400	5,492
Precision Castparts Corp.	30	6,489
Quanex Building Products Corp.	200	3,918
Rofin-Sinar Technologies, Inc.*	200	4,794
Rolls-Royce Holdings PLC (United Kingdom)*	250	3,663
Sanmina Corp.*	100	2,270
Schneider Electric SE (France)	76	6,122
Siemens AG (Germany)	121	13,516
SunPower Corp.*	200	6,532
Swift Transportation Co.*	200	5,656
TTM Technologies, Inc.*	700	6,167
Union Pacific Corp.	200	24,052
United Parcel Service, Inc., Class B	183	18,617
USG Corp.*	200	5,638
Vinci SA (France)	54	3,204
Woodward, Inc.	100	4,855

		407,830

Technology - 4.1%
Acxiom Corp.*	100	2,000
Amkor Technology, Inc.*	300	2,919
Apple, Inc.	1,031	132,442
Applied Materials, Inc.	1,200	30,060
Aspen Technology, Inc.*	100	3,861
athenahealth, Inc.*	28	3,558
Broadcom Corp., Class A	500	22,615
Brooks Automation, Inc.	400	4,800
Canon, Inc. (Japan)	200	6,502
Computer Programs & Systems, Inc.	100	5,260
Convergys Corp.	100	2,235
Dealertrack Technologies, Inc.*	100	3,977
EMC Corp.	314	9,087
Engility Holdings, Inc.	100	3,610
Entegris, Inc.*	100	1,341
Fidelity National Information Services, Inc.	348	23,521
Hewlett-Packard Co.	300	10,452
Infoblox, Inc.*	300	6,975

Intel Corp.	729	24,239
International Business Machines Corp.	200	32,388
Intersil Corp., Class A	100	1,559
MAXIMUS, Inc.	100	5,923
Mentor Graphics Corp.	100	2,346
Microsemi Corp.*	134	4,320
Microsoft Corp.	1,366	59,899
Oracle Corp.	835	36,590
PTC, Inc.*	130	4,505
SAP SE (Germany)	125	8,790
SS&C Technologies Holdings, Inc.	100	6,068
SunEdison, Inc.*	300	6,642
Ultimate Software Group (The), Inc.*	29	4,775

		473,259

Utilities - 0.7%
Chesapeake Utilities Corp.	50	2,360
Cleco Corp.	100	5,443
Dominion Resources, Inc.	100	7,209
Duke Energy Corp.	100	7,855
Dynegy, Inc.*	100	2,787
E.ON SE (Germany)	263	4,251
Enel S.p.A. (Italy)	931	4,290
GDF Suez (France)	196	4,359
National Grid PLC (United Kingdom)	479	6,557
NRG Yield, Inc., Class A	100	5,131
PG&E Corp.	500	26,865

		77,107

TOTAL COMMON STOCKS
(Cost $2,892,812)		3,822,810

PREFERRED STOCKS - 0.0%
Consumer, Cyclical - 0.0%
Volkswagen AG (Germany)
(Cost $4,491)	21	5,299

RIGHTS - 0.0%
Communications - 0.0%
Leap Wireless International, Inc. CVR*
(Cost $244)	100	244

	Principal Amount ($)	Value ($)
CORPORATE BONDS - 26.7%
Basic Materials - 0.8%
Eastman Chemical Co.
3.00%, 12/15/15	35,000	35,595
PPG Industries, Inc.
1.90%, 1/15/16	54,000	54,484

		90,079

Communications - 1.5%
AT&T, Inc.
0.90%, 2/12/16	21,000	21,004
Cisco Systems, Inc.
5.50%, 2/22/16	75,000	78,652
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.50%, 3/01/16	52,000	53,293
Telefonica Emisiones S.A.U. (Spain)
3.992%, 2/16/16	26,000	26,741

		179,690

Consumer, Cyclical - 0.5%
Home Depot (The), Inc.
5.40%, 3/01/16	50,000	52,439

Consumer, Non-cyclical - 2.1%
Anheuser-Busch InBev Finance, Inc. (Belgium)
0.80%, 1/15/16	54,000	54,164
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	52,000	53,497
Coca-Cola (The) Co.
1.50%, 11/15/15	54,000	54,462
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	77,000	79,383

		241,506

Energy - 1.2%
BP Capital Markets PLC (United Kingdom)
3.20%, 3/11/16	52,000	53,356
Occidental Petroleum Corp.
2.50%, 2/01/16	79,000	80,308

		133,664

Financial - 17.3%
American Express Credit Corp., MTN
1.75%, 6/12/15	54,000	54,199
Bank of America Corp., MTN
1.25%, 1/11/16	54,000	54,159
BB&T Corp.
5.20%, 12/23/15	77,000	79,686
BNP Paribas SA, MTN (France)
3.60%, 2/23/16	78,000	80,104
Canadian Imperial Bank of Commerce (Canada)
2.35%, 12/11/15	80,000	81,176
Citigroup, Inc.
4.75%, 5/19/15	94,000	94,831
4.587%, 12/15/15	62,000	63,828
Deutsche Bank AG (Germany)
3.25%, 1/11/16 (a)	53,000	54,079
Fifth Third Bancorp
3.625%, 1/25/16	52,000	53,261
General Electric Capital Corp.
2.25%, 11/09/15	283,000	286,442
Goldman Sachs Group (The), Inc.
3.625%, 2/07/16	245,000	251,080
JPMorgan Chase & Co.
2.60%, 1/15/16	106,000	107,679

KFW (Germany)
2.625%, 2/16/16	13,000	13,276
MetLife, Inc.
5.00%, 6/15/15	142,000	143,430
Morgan Stanley
1.75%, 2/25/16	27,000	27,210
National Australia Bank Ltd. (Australia)
1.60%, 8/07/15	54,000	54,313
PNC Funding Corp.
5.25%, 11/15/15	127,000	130,902
Royal Bank of Scotland (The) PLC (United Kingdom)
4.375%, 3/16/16	51,000	52,808
Simon Property Group LP
5.10%, 6/15/15	105,000	106,345
State Street Corp.
2.875%, 3/07/16	52,000	53,206
Westpac Banking Corp. (Australia)
3.00%, 12/09/15	158,000	160,992

		2,003,006

Industrial - 1.3%
Ryder System, Inc., MTN
3.60%, 3/01/16	26,000	26,692
Thermo Fisher Scientific, Inc.
3.20%, 3/01/16	104,000	106,300
United Technologies Corp.
4.875%, 5/01/15	18,000	18,130

		151,122

Technology - 1.1%
Oracle Corp.
5.25%, 1/15/16	102,000	106,276
Texas Instruments, Inc.
0.45%, 8/03/15	27,000	27,022

		133,298

Utilities - 0.9%
Alabama Power Co.
0.55%, 10/15/15	55,000	55,028
LG&E and KU Energy LLC
2.125%, 11/15/15	27,000	27,223
NextEra Energy Capital Holdings, Inc.
2.60%, 9/01/15	27,000	27,257

		109,508

TOTAL CORPORATE BONDS
(Cost $3,096,211)		3,094,312

GOVERNMENT & AGENCY OBLIGATIONS - 40.0%
Other Government Related - 1.2%
Inter-American Development Bank (Supranational)
2.25%, 7/15/15	107,000	107,813
Corp. Andina de Fomento (Supranational)
3.75%, 1/15/16	26,000	26,665

		134,478

Sovereign Bonds - 0.9%
Poland Government International Bond (Poland)
3.875%, 7/16/15	105,000	106,524

U.S. Government Sponsored Agencies - 0.6%
Federal National Mortgage Association
5.00%, 4/15/15	70,000	70,410

U.S. Treasury Notes - 37.3%
2.50%, 3/31/15	786,000	787,413
2.50%, 4/30/15	387,000	388,451
4.125%, 5/15/15	824,000	830,695
0.25%, 5/31/15	88,000	88,034
2.125%, 5/31/15	283,000	284,371
1.75%, 7/31/15	379,000	381,606
4.25%, 8/15/15	255,000	259,861
1.25%, 9/30/15	397,000	399,605
1.25%, 10/31/15	304,000	306,137
4.50%, 11/15/15	35,000	36,066
0.375%, 1/15/16	64,000	64,080
1.00%, 8/31/16	80,000	80,644
0.625%, 12/15/16	106,000	106,149
0.875%, 4/15/17	306,000	307,267

		4,320,379

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,631,262)		4,631,791

TOTAL INVESTMENTS - 99.7%
(Cost $10,625,020) (b)		$11,554,456
Other assets less liabilities - 0.3%		35,284

NET ASSETS - 100.0%		$11,589,740

CVR - Contingent Value Rights.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the nine months ended February 28, 2015.

				Change in
	Fair		Proceeds	Unrealized	Realized	Fair	Dividend/
	Value	Purchases	from	Appreciation/	Gain	Value	Interest
	5/31/14	at Cost	Sales	(Depreciation)	(Loss)	2/28/15	Income
Deutsche Bank AG (Common Stock)	$6,116	$1,370	$(187)	$(1,085)	$(198)	$6,016	$—
Deutsche Bank AG (Corporate Bond)	—	55,004	—	(925)	—	54,079	1,048

(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $10,627,559. The unrealized appreciation was $926,897 which consisted of aggregate gross unrealized appreciation of $1,079,016 and aggregate gross unrealized depreciation of $152,119.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of February 28, 2015.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers 2010 Target Date ETF
Investment in Securities
Common Stocks †	$2,740,942	$—	$—	$2,740,942
Preferred Stocks	3,785	—	—	3,785
Rights	—	—	732	732
Corporate Bonds †	—	2,946,043	—	2,946,043
Government & Agency Obligations †	—	4,555,196	—	4,555,196

Total Investments	$2,744,727	$7,501,239	$732	$10,246,698

Deutsche X-trackers 2020 Target Date ETF
Investment in Securities
Common Stocks †	$14,082,085	$—	$—	$14,082,085
Preferred Stocks	19,431	—	—	19,431
Rights	—	—	1,532	1,532
Corporate Bonds †	—	5,406,769	—	5,406,769
Government & Agency Obligations †	—	9,195,549	—	9,195,549

Total Investments	$14,101,516	$14,602,318	$1,532	$28,705,366

Deutsche X-trackers 2030 Target Date ETF
Investment in Securities
Common Stocks †	$30,640,233	$—	$—	$30,640,233
Preferred Stocks	46,936	—	—	46,936
Rights	—	—	3,501	3,501
Corporate Bonds †	—	9,721,156	—	9,721,156
Government & Agency Obligations †	—	1,782,748	—	1,782,748

Total Investments	$30,687,169	$11,503,904	$3,501	$42,194,574

Deutsche X-trackers 2040 Target Date ETF
Investment in Securities
Common Stocks †	$33,407,996	$—	$—	$33,407,996
Preferred Stocks	51,226	—	—	51,226
Rights	—	—	3,587	3,587
Corporate Bonds †	—	1,310,537	—	1,310,537
Government & Agency Obligations †	—	1,806,931	—	1,806,931

Total Investments	$33,459,222	$3,117,468	$3,587	$36,580,277

Deutsche X-trackers In-Target Date ETF
Investment in Securities
Common Stocks †	$3,822,810	$—	$—	$3,822,810
Preferred Stocks	5,299	—	—	5,299
Rights	—	—	244	244
Corporate Bonds †	—	3,094,312	—	3,094,312
Government & Agency Obligations †	—	4,631,791	—	4,631,791

Total Investments	$3,828,109	$7,726,103	$244	$11,554,456

†	See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	db-X Exchange-Traded Funds Inc.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	04/22/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	04/22/15

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	04/22/15

* Print the name and title of each signing officer under his or her signature.